UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2010

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

7/31/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Aerospace – 1.3%
BE Aerospace, Inc., 8.5%, 2018	$6,830,000	$7,427,625
Bombardier, Inc., 7.75%, 2020 (z)	7,685,000	8,280,588

		$15,708,213

Airlines – 1.3%
American Airlines Pass-Through Trust, 6.817%, 2011	$6,831,000	$6,848,077
Continental Airlines, Inc., 7.25%, 2019	2,155,000	2,295,075
Delta Air Lines, Inc., 7.57%, 2010	6,955,000	7,024,550

		$16,167,702

Asset-Backed & Securitized – 5.5%
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019 (z)	$3,384,014	$2,446,642
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	2,150,000	225,750
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040 (z)	2,250,266	947,812
BlackRock Capital Finance LP, 7.75%, 2026 (n)	485,797	62,303
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,416,253	1,416,253
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,104,417	1,171,534
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	3,844,173
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,496,318
Commercial Mortgage Acceptance Corp., FRN, 1.664%, 2030 (i)	10,379,803	630,054
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	2,990,290	3,044,140
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	3,456,901
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,557,347	2,205,712
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,576,382	2,639,165
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	1,677,545	637,467
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	12,146,679	980,237
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,754,936	1,845,110
GMAC LLC, FRN, 6.02%, 2033 (z)	4,140,000	4,058,283
GMAC LLC, FRN, 7.635%, 2034 (n)	3,212,000	2,949,240
Greenwich Capital Commercial Funding Corp., FRN, 5.888%, 2038	2,125,000	1,869,595
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	7,173,466
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.38%, 2042 (n)	4,734,928	1,847,702
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,467,768	1,487,079
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	3,000,000	3,143,637
KKR Financial CLO Ltd., “C”, FRN, 1.886%, 2021 (n)	3,651,630	2,647,432
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.876%, 2030 (i)	9,666,001	250,454
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,561,000	427,273
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	3,070,000	3,034,955
Morgan Stanley Capital I, Inc., 5.72%, 2032	119,638	120,971
Morgan Stanley Capital I, Inc., FRN, 1.134%, 2030 (i)(n)	19,868,797	513,904
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	5,790,000	5,784,389
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013 (z)	3,468,000	3,358,344
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,347,276	2,069,382

		$68,785,677

Automotive – 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$3,493,676

Broadcasting – 1.4%
CBS Corp., 5.75%, 2020	$1,010,000	$1,107,408
Inmarsat Finance PLC, 7.375%, 2017 (n)	6,896,000	7,068,400
News America, Inc., 8.5%, 2025	4,931,000	6,053,794
WPP Finance, 8%, 2014	2,744,000	3,255,117

		$17,484,719

Brokerage & Asset Managers – 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$5,138,000	$5,366,487

Building – 1.3%
Hanson PLC, 7.875%, 2010	$3,170,000	$3,162,075

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Mohawk Industries, Inc., 6.875%, 2016	$6,470,000	$6,744,975
Owens Corning, Inc., 6.5%, 2016	5,936,000	6,421,345

		$16,328,395

Cable TV – 3.7%
Cablevision Systems Corp., 8%, 2020	$5,895,000	$6,233,963
Cox Communications, Inc., 4.625%, 2013	6,087,000	6,545,284
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,979,992
DIRECTV Holdings LLC, 7.625%, 2016	7,000,000	7,770,000
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,680,607
Myriad International Holdings B.V., 6.375%, 2017 (z)	4,300,000	4,418,250
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,964,267
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,724,203
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,550,982
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,210,833

		$46,078,381

Chemicals – 2.7%
Ashland, Inc., 9.125%, 2017	$8,963,000	$10,184,209
Dow Chemical Co., 8.55%, 2019	8,354,000	10,433,085
Dow Chemical Co., 9.4%, 2039	2,072,000	2,909,349
Nalco Co., 8.25%, 2017	9,967,000	10,714,525

		$34,241,168

Computer Software – 0.9%
Seagate Technology HDD Holdings, 6.375%, 2011	$11,013,000	$11,412,221

Conglomerates – 0.3%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,283,167

Construction – 0.8%
D.R. Horton, Inc., 7.875%, 2011	$9,945,000	$10,268,213

Consumer Products – 1.5%
Hasbro, Inc., 6.125%, 2014	$4,240,000	$4,604,000
Hasbro, Inc., 6.35%, 2040	3,060,000	3,163,976
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,774,190
Whirlpool Corp., 8%, 2012	5,627,000	6,160,631

		$18,702,797

Consumer Services – 0.4%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,587,800

Containers – 1.1%
Crown Americas LLC, 7.625%, 2017 (n)	$6,044,000	$6,406,640
Greif, Inc., 6.75%, 2017	2,531,000	2,594,275
Owens-Illinois, Inc., 7.375%, 2016	4,150,000	4,450,875

		$13,451,790

Defense Electronics – 0.7%
L-3 Communications Corp., 6.375%, 2015	$8,521,000	$8,734,025

Electronics – 1.5%
Flextronics International Ltd., 6.25%, 2014	$8,200,000	$8,323,000
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,801,470
Tyco Electronics Group S.A., 7.125%, 2037	6,818,000	7,882,576

		$19,007,046

Emerging Market Quasi-Sovereign – 2.3%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$2,560,000	$2,864,000
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,278,250
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,061,000	2,599,436
KazMunaiGaz Finance B.V., 7%, 2020 (n)	271,000	292,003

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Majapahit Holding B.V., 7.75%, 2020 (n)	$3,549,000	$4,107,968
Pemex Finance Ltd., 10.61%, 2017	1,500,000	2,004,420
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	4,670,000	4,707,360
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,252,000	1,473,690
VEB Finance Ltd., 6.902%, 2020 (z)	3,589,000	3,791,779
VTB Capital S.A., 6.465%, 2015 (n)	3,165,000	3,256,152

		$28,375,058

Energy - Independent – 3.8%
Anadarko Petroleum Corp., 6.45%, 2036	$900,000	$809,305
Anadarko Petroleum Corp., 6.2%, 2040	3,600,000	3,197,102
Newfield Exploration Co., 6.625%, 2016	10,285,000	10,709,256
Nexen, Inc., 6.4%, 2037	1,924,000	2,102,844
Nexen, Inc., 7.5%, 2039	1,060,000	1,315,477
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,195,913
Pioneer Natural Resources Co., 7.5%, 2020	3,237,000	3,484,695
Questar Market Resources, Inc., 6.8%, 2020	4,148,000	4,205,902
Southwestern Energy Co., 7.5%, 2018	10,149,000	11,366,880
Talisman Energy, Inc., 7.75%, 2019	1,930,000	2,410,178

		$46,797,552

Energy - Integrated – 0.5%
Hess Corp., 8.125%, 2019	$1,452,000	$1,867,896
Royal Dutch Shell PLC, 3.1%, 2015	4,180,000	4,332,687

		$6,200,583

Financial Institutions – 2.4%
CIT Group, Inc., 10.25%, 2017	$8,479,372	$8,776,150
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,676,859
General Electric Capital Corp., 5.5%, 2020	2,500,000	2,696,705
GMAC, Inc., 7.25%, 2011	3,680,000	3,716,800
GMAC, Inc., 8.3%, 2015 (z)	4,750,000	4,999,375
International Lease Finance Corp., 6.375%, 2013	2,809,000	2,724,730
International Lease Finance Corp., 5.875%, 2013	3,891,000	3,725,633
International Lease Finance Corp., 8.75%, 2017 (n)	555,000	566,100

		$29,882,352

Food & Beverages – 4.3%
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	$3,220,000	$3,728,007
Anheuser-Busch InBev S.A, 7.75%, 2019 (n)	4,630,000	5,766,160
Del Monte Corp., 7.5%, 2019	5,940,000	6,259,275
Diageo Capital PLC, 5.5%, 2016	3,159,000	3,601,674
Kraft Foods, Inc., 6.125%, 2018	3,190,000	3,709,916
Kraft Foods, Inc., 6.5%, 2040	1,052,000	1,211,500
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,891,817
Tyson Foods, Inc., 7.85%, 2016	10,310,000	11,379,663
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,122,789

		$53,670,801

Food & Drug Stores – 0.3%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,794,453
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,259,297

		$4,053,750

Forest & Paper Products – 0.8%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$2,999,000	$3,118,960
Georgia-Pacific Corp., 7.125%, 2017 (n)	6,000,000	6,247,500

		$9,366,460

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.8%
Wyndham Worldwide Corp., 6%, 2016	$9,520,000	$9,651,014

Insurance – 2.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$4,906,000	$3,998,390
Lincoln National Corp., 7%, 2040	3,500,000	3,812,519
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	2,962,759
Principal Financial Group, Inc., 7.875%, 2014	200,000	234,997
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,632,722
Prudential Financial, Inc., 5.375%, 2020	2,540,000	2,638,768
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,452,506

		$27,732,661

Insurance - Health – 0.5%
Humana, Inc., 7.2%, 2018	$5,489,000	$6,136,779

Insurance - Property & Casualty – 1.2%
AXIS Capital Holdings Ltd., 5.75%, 2014	$5,545,000	$5,870,758
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,744,813
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,792,050
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	953,680
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	4,913,000	4,470,830

		$14,832,131

Machinery & Tools – 0.9%
Case New Holland, Inc., 7.75%, 2013	$7,674,000	$8,076,885
Case New Holland, Inc., 7.875%, 2017 (n)	3,425,000	3,587,688

		$11,664,573

Major Banks – 9.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,000,000	$1,400,000
Banco Santander Chile, 2.875%, 2012 (n)	3,000,000	3,026,388
Bank of America Corp., 5.65%, 2018	4,060,000	4,250,105
Bank of America Corp., 5.49%, 2019	2,815,000	2,835,476
Bank of America Corp., 7.625%, 2019	2,800,000	3,272,408
Bank of America Corp., 8% to 2018, FRN to 2049	3,200,000	3,220,384
Barclays Bank PLC, 5.125%, 2020	2,000,000	2,074,538
BB&T Corp., 3.95%, 2016	2,500,000	2,593,817
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	4,063,500
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,621,652
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,434,676
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,014,994
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	9,810,099
JPMorgan Chase & Co., 6%, 2017	5,750,000	6,462,488
JPMorgan Chase Capital XXII, 6.45%, 2037	4,770,000	4,665,079
JPMorgan Chase Capital XXVII, 7%, 2039	1,239,000	1,282,489
Macquarie Group Ltd., 6%, 2020 (n)	6,000,000	6,305,514
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,692,897
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,446,490
Morgan Stanley, 5.75%, 2016	5,924,000	6,329,403
Morgan Stanley, 6.625%, 2018	5,114,000	5,561,828
Morgan Stanley, 7.3%, 2019	3,930,000	4,436,329
PNC Funding Corp., 5.625%, 2017	7,355,000	7,906,301
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,604,910
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	5,047,880
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,160,000	3,169,388
Wachovia Corp., 6.605%, 2025	7,936,000	8,376,083
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,157,000	2,221,710

		$119,126,826

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.4%
CareFusion Corp., 6.375%, 2019	$1,590,000	$1,836,453
DaVita, Inc., 7.25%, 2015	5,600,000	5,747,000
HCA, Inc., 8.75%, 2010	7,607,000	7,629,821
Hospira, Inc., 5.55%, 2012	1,390,000	1,477,744
Hospira, Inc., 6.05%, 2017	5,884,000	6,638,541
McKesson Corp., 5.7%, 2017	5,010,000	5,708,344
McKesson Corp., 7.5%, 2019	920,000	1,146,248

		$30,184,151

Metals & Mining – 6.1%
ArcelorMittal, 6.125%, 2018	$3,250,000	$3,526,360
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	113,158
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	4,629,000	5,022,465
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	9,936,000	11,103,480
International Steel Group, Inc., 6.5%, 2014	6,119,000	6,747,427
Peabody Energy Corp., 5.875%, 2016	3,500,000	3,543,750
Peabody Energy Corp., 7.375%, 2016	4,290,000	4,676,100
Peabody Energy Corp., “B”, 6.875%, 2013	4,150,000	4,181,125
Rio Tinto Finance USA Ltd., 5.875%, 2013	1,734,000	1,927,201
Southern Copper Corp., 6.75%, 2040	8,946,000	9,398,122
Teck Resources Ltd., 10.25%, 2016	12,260,000	14,834,600
Vale Overseas Ltd., 6.875%, 2039	9,978,000	10,999,697

		$76,073,485

Mortgage-Backed – 0.2%
Fannie Mae, 7.5%, 2030 - 2031	$497,074	$568,331
Fannie Mae, 6.5%, 2032	988,279	1,104,258
Freddie Mac, 5%, 2025	171,763	172,228

		$1,844,817

Natural Gas - Pipeline – 5.6%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,732,659
El Paso Pipeline Partners LP, 6.5%, 2020	5,580,000	5,904,533
Energy Transfer Partners LP, 8.5%, 2014	7,200,000	8,486,546
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,429,948
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,655,630
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,142,548
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,110,406
Enterprise Products Partners LP, FRN, 8.375%, 2066	2,791,000	2,843,331
Enterprise Products Partners LP, FRN, 7.034%, 2068	1,472,000	1,405,760
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,543,731
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,090,270
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,797,330
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,189,686
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	5,845,635
Rockies Express Pipeline, 5.625%, 2020 (n)	5,303,000	5,153,848
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,119,236

		$69,451,097

Network & Telecom – 2.6%
CenturyLink, Inc., 7.6%, 2039	$5,040,000	$4,853,061
Qwest Corp., 7.875%, 2011	6,990,000	7,304,550
Qwest Corp., 8.375%, 2016	494,000	561,925
Telefonica Emisiones S.A.U., 5.134%, 2020	4,090,000	4,296,508
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,121,000	1,387,238
Verizon New York, Inc., 6.875%, 2012	3,370,000	3,644,965
Windstream Corp., 8.625%, 2016	10,000,000	10,425,000

		$32,473,247

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.3%
Smith International, Inc., 9.75%, 2019	$2,320,000	$3,217,926

Other Banks & Diversified Financials – 4.8%
American Express Centurion Bank, 5.55%, 2012	$3,943,000	$4,255,475
American Express Co., 8.125%, 2019	1,435,000	1,823,578
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	5,072,366
Banco Votorantim S.A., 7.375%, 2020 (n)	3,589,000	3,723,587
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,910,419
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,777,925
Citigroup, Inc., 6.125%, 2018	5,765,000	6,167,697
Citigroup, Inc., 8.125%, 2039	2,480,000	3,017,572
Discover Bank, 7%, 2020	3,930,000	4,183,921
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,449,149
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,318,000	1,382,689
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	2,179,206
UBS AG, 4.875%, 2020	1,830,000	1,845,010
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	3,271,418
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,956,114

		$60,016,126

Pharmaceuticals – 0.2%
Mylan Laboratories, Inc., 7.625%, 2017 (z)	$2,543,000	$2,701,938

Pollution Control – 0.8%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,708,587
Republic Services, Inc., 5.25%, 2021 (n)	1,500,000	1,621,055

		$10,329,642

Printing & Publishing – 0.4%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,081,831
Pearson PLC, 4%, 2016 (n)	2,500,000	2,558,665

		$4,640,496

Railroad & Shipping – 0.2%
CSX Corp., 7.375%, 2019	$560,000	$693,122
Kansas City Southern, 7.375%, 2014	2,170,000	2,240,525

		$2,933,647

Real Estate – 2.1%
HRPT Properties Trust, REIT, 6.25%, 2016	$6,245,000	$6,515,777
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	4,545,239
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,837,204
Simon Property Group, Inc., REIT, 10.35%, 2019	8,500,000	11,519,608
WEA Finance LLC, REIT, 6.75%, 2019 (n)	900,000	1,032,372

		$26,450,200

Retailers – 1.8%
Limited Brands, Inc., 7%, 2020	$5,120,000	$5,286,400
Macy’s, Inc., 6.625%, 2011	6,801,000	6,962,524
Staples, Inc., 7.75%, 2011	2,750,000	2,864,087
Staples, Inc., 9.75%, 2014	2,400,000	2,956,606
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,588,005

		$22,657,622

Specialty Stores – 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$5,720,432

Steel – 0.7%
CSN Resources S.A., 6.5%, 2020 (z)	$9,205,000	$9,297,050

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$2,407,000	$3,245,490

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 0.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$2,383,000	$2,539,087

Telecommunications - Wireless – 2.6%
American Tower Corp., 4.625%, 2015	$5,110,000	$5,411,265
Crown Castle International Corp., 7.75%, 2017 (n)	6,040,000	6,598,700
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,774,895
Crown Castle Towers LLC, 4.883%, 2020 (z)	1,400,000	1,409,478
Indosat Palapa Co. B.V., 7.375%, 2020 (z)	147,000	153,615
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,483,380
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,751,503
SBA Communications Corp., 8.25%, 2019	8,150,000	8,924,250
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,605,778

		$32,112,864

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,018,527

Tobacco – 3.0%
Altria Group, Inc., 9.7%, 2018	$1,863,000	$2,440,824
Altria Group, Inc., 9.95%, 2038	6,980,000	9,746,432
BAT International Finance PLC, 9.5%, 2018 (n)	4,400,000	5,864,087
Lorillard Tobacco Co., 8.125%, 2019	7,804,000	8,869,230
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,823,825
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,075,320

		$37,819,718

Transportation - Services – 1.0%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,586,431
Erac USA Finance Co., 7%, 2037 (n)	10,118,000	11,196,710

		$12,783,141

Utilities - Electric Power – 4.3%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$4,390,000	$4,783,278
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	4,983,438
CMS Energy Corp., 6.25%, 2020	6,005,000	5,980,782
DPL, Inc., 6.875%, 2011	3,644,000	3,845,823
Duke Energy Corp., 5.65%, 2013	6,240,000	6,930,624
EDP Finance B.V., 6%, 2018 (n)	4,880,000	4,907,143
Enel Finance International S.A., 5.125%, 2019 (n)	2,500,000	2,609,163
Enel Finance International S.A., 6%, 2039 (n)	2,100,000	2,165,478
Enersis S.A., 7.375%, 2014	4,189,000	4,739,782
Firstenergy Solutions Corp., 6.05%, 2021	2,000,000	2,109,156
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,210,683
PSEG Power LLC, 5.32%, 2016 (n)	1,727,000	1,903,879
System Energy Resources, Inc., 5.129%, 2014 (z)	1,710,668	1,744,830
Waterford 3 Funding Corp., 8.09%, 2017	4,913,000	5,127,747

		$54,041,806

Total Bonds		$1,186,144,526

Floating Rate Loans (g)(r) – 0.4%
Automotive – 0.4%
Ford Motor Co., Term Loan B, 3.35%, 2013	$5,222,189	$5,070,965

Money Market Funds (v) – 3.4%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	42,426,233	$42,426,233

Total Investments		$1,233,641,724

Other Assets, Less Liabilities – 1.2%		14,867,811

Net Assets – 100.0%		$1,248,509,535

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $208,059,112, representing 16.7% of net assets.
(r)	Remaining maturities of floating rate loans may be less that stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019	1/15/10	$2,383,885	$2,446,642
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	2,026,290	225,750
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040	3/01/06	2,250,266	947,812
Bombardier, Inc., 7.75%, 2020	3/15/10	7,685,000	8,280,588
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	1,416,727	1,416,253
CSN Resources S.A., 6.5%, 2020	7/14/10 - 7/15/10	9,115,945	9,297,050
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,104,417	1,171,534
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	2,062,568	2,205,712
Crown Castle Towers LLC, 4.883%, 2020	7/29/10	1,400,000	1,409,478
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,541,775	2,639,165
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	1,578,146	637,467
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	1,191,417	980,237
GMAC LLC, FRN, 6.02%, 2033	3/20/02	4,140,000	4,058,283
GMAC, Inc., 8.3%, 2015	2/09/10	4,714,891	4,999,375
Indosat Palapa Co. B.V., 7.375%, 2020	7/22/10	146,233	153,615
Mylan Laboratories, Inc., 7.625%, 2017	5/12/10	2,542,303	2,701,938
Myriad International Holdings B.V., 6.375%, 2017	7/22/10 - 7/30/10	4,308,505	4,418,250
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	5,790,000	5,784,389
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013	12/06/04	3,607,496	3,358,344
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	4,668,556	4,707,360
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,322,757	2,069,382
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,710,668	1,744,830
VEB Finance Ltd., 6.902%, 2020	7/14/10	3,666,945	3,791,779

Total Restricted Securities			$69,445,233
% of Net Assets			5.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$30,914,145	$—	$30,914,145
Corporate Bonds	—	867,618,618	—	867,618,618
Residential Mortgage-Backed Securities	—	1,907,120	—	1,907,120
Commercial Mortgage-Backed Securities	—	58,833,774	—	58,833,774
Asset-Backed Securities (including CDOs)	—	9,889,600	—	9,889,600
Foreign Bonds	—	216,981,269	—	216,981,269
Floating Rate Loans	—	5,070,965	—	5,070,965
Mutual Funds	42,426,233	—	—	42,426,233

Total Investments	$42,426,233	$1,191,215,491	$—	$1,233,641,724

Other Financial Instruments
Swaps	$—	$(3,203,993)	$—	$(3,203,993)

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,166,927,297

Gross unrealized appreciation	$83,901,435
Gross unrealized depreciation	(17,187,008)

Net unrealized appreciation (depreciation)	$66,714,427

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/10

Swap Agreements at 7/31/10

Expiration	Notional Amount	Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12 USD	6,090,000	Merrill Lynch International	1.00% (fixed rate	)	(1)	$(3,203,993)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 0.484%, 10/06/10, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,937,864	160,179,755	(127,691,386)	42,426,233

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,672	$42,426,233

10

MFS® Limited Maturity Fund

7/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 92.8%
Asset-Backed & Securitized – 7.4%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,566,614
Bayview Commercial Asset Trust, FRN, 0.639%, 2035 (z)	1,530,053	1,077,555
Bayview Commercial Asset Trust, FRN, 0.599%, 2036 (z)	1,292,192	982,162
Bayview Commercial Asset Trust, FRN, 2.416%, 2036 (i)(z)	7,243,523	463,585
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,106,930
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,274,442	2,232,795
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040 (z)	1,077,513	453,849
Brascan Real Estate, CDO, FRN, 2.121%, 2040 (z)	1,526,000	534,100
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	756,615	756,615
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,524,089
Chrysler Financial Auto Securitization Trust, “A2”, 1.15%, 2011	3,900,000	3,909,182
Commercial Mortgage Asset Trust, FRN, 0.848%, 2032 (i)(z)	18,522,924	458,022
Commercial Mortgage Pass-Through Certificates, FRN, 0.531%, 2017 (n)	3,400,000	3,100,785
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,538,815
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	4,700,000	4,691,159
Continental Airlines, Inc., FRN, 0.886%, 2011	406,461	394,949
Credit-Based Asset Servicing & Securitization LLC, 5.821%, 2037	2,830,000	1,276,443
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,284,933	1,239,285
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	4,000,000	1,651,520
Crown Castle Towers LLC, 5.245%, 2036 (z)	2,400,000	2,483,248
E*TRADE RV & Marine Trust, 3.62%, 2018	592,305	594,201
Ford Credit Auto Lease Trust, “A2”, 2.6%, 2011 (n)	436,376	437,221
Ford Credit Auto Owner Trust, “A2”, 1.21%, 2012	1,905,721	1,908,129
Gramercy Real Estate Ltd., CDO, FRN, 0.818%, 2035 (z)	2,217,649	1,663,237
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,132,359
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	1,570,000	1,580,978
Honda Auto Receivables Owner Trust, “A2”, 1.5%, 2011	821,668	823,073
Honda Auto Receivables Owner Trust, “A2”, 2.22%, 2011	738,785	740,344
HSBC Credit Card Master Note Trust, FRN, 0.891%, 2013	4,600,000	4,599,292
Hyundai Auto Receivables Trust, “A2”, 1.11%, 2012	2,224,832	2,228,722
IMPAC CMB Trust, FRN, 1.069%, 2034	464,370	362,292
IMPAC CMB Trust, FRN, 1.249%, 2034	488,810	295,726
IMPAC Secured Assets Corp., FRN, 0.679%, 2036	1,543,039	1,267,977
Interstar Millennium Trust, FRN, 0.937%, 2036	633,880	607,581
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	67,087	67,069
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	5,151,668
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.317%, 2037	5,000,000	5,107,842
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,096,349
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.346%, 2035 (i)	5,663,662	306,428
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (q)	2,132,850	569,772
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	5,086,328
Morgan Stanley Capital I, Inc., FRN, 1.218%, 2031 (i)(z)	1,885,510	49,622
Nationslink Funding Corp., FRN, 1.189%, 2030 (i)	3,544,370	107,968
Nissan Auto Lease Trust, “A”, 2.01%, 2011	630,226	630,917
Nissan Auto Lease Trust, “A2”, 1.22%, 2011	2,419,983	2,421,951
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	768,753
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,862,541	1,783,896
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	543,927	540,848
Structured Asset Securities Corp., FRN, 4.67%, 2035	348,946	341,309
Structured Asset Securities Corp., FRN, 0.569%, 2035	147,166	140,891
Swift Master Auto Receivables Trust, FRN, 0.991%, 2012	3,500,000	3,493,751
Thornburg Mortgage Securities Trust, FRN, 1.009%, 2043	1,999,235	1,849,620
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	6,177,383

		$96,375,199

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.6%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,124,423
BMW US Capital LLC, 4.25%, 2011	1,900,000	1,967,712
Johnson Controls, Inc., 5.25%, 2011	4,440,000	4,525,288
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,368,449
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	1,500,000	1,540,695
Toyota Motor Credit Corp., 5.125%, 2011	3,246,000	3,383,335
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,325,448

		$20,235,350

Broadcasting – 0.2%
CBS Corp., 6.625%, 2011	$2,650,000	$2,758,327

Brokerage & Asset Managers – 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,875,735
Franklin Resources, Inc., 2%, 2013	3,290,000	3,348,993
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,605,259

		$9,829,987

Building – 0.8%
CRH America, Inc., 6.95%, 2012	$2,250,000	$2,427,149
CRH America, Inc., 5.3%, 2013	1,400,000	1,503,279
Hanson PLC, 7.875%, 2010	1,760,000	1,755,600
Lafarge S.A., 6.15%, 2011	4,410,000	4,545,122

		$10,231,150

Cable TV – 1.3%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,167,213
Comcast Corp., 5.3%, 2014	2,250,000	2,492,390
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,228,393
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,808,714

		$16,696,710

Chemicals – 1.6%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$7,039,784
Potash Corp. of Saskatchewan, Inc., 7.75%, 2011	4,032,000	4,267,428
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,579,628
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,689,223

		$20,576,063

Computer Software – 0.7%
Adobe Systems, Inc., 3.25%, 2015	$3,785,000	$3,924,485
Oracle Corp., 3.75%, 2014	4,430,000	4,775,748

		$8,700,233

Conglomerates – 0.5%
Eaton Corp., 4.9%, 2013	$2,000,000	$2,183,924
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	2,575,000	2,873,136
Textron Financial Corp., 5.125%, 2010	1,810,000	1,820,312

		$6,877,372

Consumer Products – 2.1%
Clorox Co., 5%, 2013	$5,850,000	$6,369,925
Fortune Brands, Inc., 5.125%, 2011	4,692,000	4,772,060
Hasbro, Inc., 6.125%, 2014	1,350,000	1,465,896
Mattel, Inc., 6.125%, 2011	2,250,000	2,334,859
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,704,061
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,306,360
Whirlpool Corp., 8%, 2012	2,971,000	3,252,752

		$27,205,913

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$5,500,000	$5,777,910

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,936,353
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	3,495,000	3,707,737
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,240,000	2,451,259

		$10,095,349

Electronics – 0.4%
Tyco Electronics Ltd., 6%, 2012	$4,751,000	$5,154,127

Emerging Market Quasi-Sovereign – 1.1%
Korea Expressway Corp., 4.5%, 2015 (n)	$2,479,000	$2,583,393
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,477,837
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,676,346
Qtel International Finance Ltd., 6.5%, 2014 (n)	2,365,000	2,632,139
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,856,000	3,184,440

		$14,554,155

Emerging Market Sovereign – 0.4%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,715,040
State of Qatar, 5.15%, 2014	3,000,000	3,240,000

		$4,955,040

Energy - Independent – 0.6%
Encana Corp., 6.3%, 2011	$3,200,000	$3,390,864
EnCana Holdings Finance Corp., 5.8%, 2014	1,535,000	1,736,102
Williams Cos., Inc., FRN, 2.533%, 2010 (n)	2,370,000	2,369,012

		$7,495,978

Energy - Integrated – 2.7%
Cenovus Energy, Inc., 4.5%, 2014	$2,170,000	$2,338,880
ConocoPhillips, 5.5%, 2013	1,700,000	1,880,883
ConocoPhillips, 4.75%, 2014	3,740,000	4,124,857
Hess Corp., 7%, 2014	3,740,000	4,338,568
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,329,692
Petro-Canada, 5%, 2014	2,950,000	3,229,052
Royal Dutch Shell PLC, 3.1%, 2015	5,780,000	5,991,132
Statoil A.S.A., 2.9%, 2014	4,380,000	4,520,528
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	2,124,478
TOTAL S.A., 3%, 2015	2,810,000	2,898,186

		$34,776,256

Financial Institutions – 1.5%
General Electric Capital Corp., 5.45%, 2013	$600,000	$648,442
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,955,858
General Electric Capital Corp., FRN, 0.548%, 2011	2,630,000	2,630,842
General Electric Capital Corp., FRN, 0.618%, 2011	2,230,000	2,229,327
General Electric Capital Corp., FRN, 0.474%, 2012	1,570,000	1,537,883
International Lease Finance Corp., 5.35%, 2012	3,340,000	3,256,500
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,509,721
ORIX Corp., 5.48%, 2011	3,240,000	3,351,045

		$19,119,618

Food & Beverages – 5.6%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,067,162
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	3,760,000	4,353,200
Anheuser-Busch InBev S.A., FRN, 1.267%, 2013 (n)	2,000,000	2,001,026
Brown-Forman Corp., 5.2%, 2012	3,780,000	4,030,822
Cargill, Inc, 6.375%, 2012 (n)	350,000	379,173
Cargill, Inc., 5.2%, 2013 (n)	3,400,000	3,665,829

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Conagra Foods, Inc., 7.875%, 2010	$2,323,000	$2,340,920
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,557,012
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,547,219
Dr. Pepper Snapple Group, Inc., 1.7%, 2011	3,160,000	3,174,296
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,282,784
General Mills, Inc., 5.25%, 2013	2,100,000	2,325,168
H.J. Heinz Co., 6.625%, 2011	1,670,000	1,754,899
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,656,433
Kellogg Co., 6.6%, 2011	3,850,000	3,999,596
Kraft Foods, Inc., 6.25%, 2012	2,820,000	3,067,948
Kraft Foods, Inc., 2.625%, 2013	2,000,000	2,055,460
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,275,282
Kraft Foods, Inc., FRN, 0.928%, 2010	2,500,000	2,500,357
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,837,378
PepsiAmericas Inc., 4.5%, 2013	3,000,000	3,235,629
SABMiller PLC, 6.2%, 2011 (n)	1,050,000	1,095,390
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	6,163,000	6,207,417

		$72,410,400

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,343,161
CVS Caremark Corp., 3.25%, 2015	2,372,000	2,442,021

		$4,785,182

Gaming & Lodging – 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,530,437

Industrial – 0.7%
Cornell University, 4.35%, 2014	$3,070,000	$3,366,562
Duke University Taxable Bonds, “A”, 4.2%, 2014	1,560,000	1,691,945
President & Fellows Harvard College, 5%, 2014 (n)	2,300,000	2,542,466
Steelcase, Inc., 6.5%, 2011	2,114,000	2,154,828

		$9,755,801

Insurance – 2.0%
ING Bank N.V., FRN, 1.157%, 2012 (n)	$2,250,000	$2,261,317
Lincoln National Corp., 4.3%, 2015	2,060,000	2,135,260
Metropolitan Life Global Funding, 2.875%, 2012 (n)	2,120,000	2,173,700
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,250,000	2,451,004
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,591,111
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,615,546
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	774,974
Pricoa Global Funding, FRN, 0.575%, 2012 (n)	2,970,000	2,915,741
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,524,949
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,835,180
UnumProvident Corp., 6.85%, 2015 (n)	2,160,000	2,333,152

		$26,611,934

Insurance - Health – 1.2%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,069,760
Aetna, Inc., 5.75%, 2011	2,350,000	2,443,741
Unitedhealth Group, Inc., 4.875%, 2013	4,500,000	4,843,494
WellPoint, Inc., 6.8%, 2012	3,580,000	3,927,296

		$15,284,291

Insurance - Property & Casualty – 0.5%
Allstate Corp., 6.2%, 2014	$1,490,000	$1,710,755
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,684,443
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	576,642

		$5,971,840

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 10.5%
Achmea Hypotheekbank NV, FRN, 0.694%, 2014 (n)	$2,500,000	$2,473,050
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,420,626
Bank of England, 2.375%, 2012 (n)	2,400,000	2,461,944
Bank of Ireland, 2.75%, 2012 (n)	2,190,000	2,179,790
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,993,863
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,071,054
Danske Bank A/S, FRN, 0.834%, 2012 (n)	5,170,000	5,155,927
Dexia Credit Local, FRN, 1.188%, 2011 (n)	7,370,000	7,380,672
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	3,969,072
Electricite de France PLC, 5.5%, 2014 (n)	3,910,000	4,347,060
Finance for Danish Industry A.S., FRN, 0.686%, 2012 (n)	3,790,000	3,816,864
Finance for Danish Industry A.S., FRN, 0.768%, 2012 (n)	2,590,000	2,588,876
Finance for Danish Industry A.S., FRN, 0.907%, 2013 (z)	3,500,000	3,494,337
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,863,955
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	4,000,806
Irish Life & Permanent PLC, 3.6%, 2013 (n)	5,300,000	5,309,169
Japan Finance Corp., 2%, 2011	3,680,000	3,715,527
KfW Bankengruppe, 1.875%, 2011	2,870,000	2,896,404
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,957,877
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,275,077
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,362,222
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,649,264
Lloyds TSB Bank PLC, FRN, 1.534%, 2012 (n)	4,330,000	4,384,047
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,732,056
National Australia Bank Ltd., 2.55%, 2012 (n)	1,950,000	1,994,733
Nationwide Building Society, FRN, 0.616%, 2012 (n)	7,000,000	6,985,020
Royal Bank of Scotland PLC, FRN, 1.121%, 2012 (n)	5,406,000	5,410,714
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,989,380
Swedbank AB, 2.8%, 2012 (n)	780,000	799,842
Swedish Export Credit Corp., FRN, 1.18%, 2014	8,640,000	8,735,455
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,899,563
Vestjysk Bank A/S, FRN, 1.089%, 2013 (z)	2,940,000	2,936,110
Westpac Banking Corp., 3.25%, 2011 (n)	1,800,000	1,858,806
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,543,366

		$135,652,528

International Market Sovereign – 0.9%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,558,192
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,636,987
Kingdom of Spain, 3.625%, 2013	6,790,000	6,983,013

		$12,178,192

Local Authorities – 1.1%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,770,806
Province of Ontario, 3.125%, 2010	3,690,000	3,699,860
Province of Ontario, 5%, 2011	5,000,000	5,259,840
Province of Ontario, 2.625%, 2012	1,050,000	1,075,551

		$13,806,057

Major Banks – 8.4%
ANZ National (International) Ltd., 2.375%, 2012 (n)	$2,300,000	$2,331,223
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,590,000
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,448,065
Bank of America Corp., 7.375%, 2014	1,075,000	1,232,641
Bank of America Corp., 4.5%, 2015	1,000,000	1,033,263
Bank of New York Mellon Corp., 4.3%, 2014	4,010,000	4,344,446
BANK ONE Corp., 7.875%, 2010	5,066,000	5,066,000
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,120,794

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays Bank PLC, 5.2%, 2014	$3,660,000	$3,972,619
BB&T Corp., 3.85%, 2012	5,080,000	5,322,504
BNP Paribas, 2.125%, 2012	3,250,000	3,276,744
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,782,305
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	3,059,004
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,344,933
Credit Suisse New York, 5.5%, 2014	2,270,000	2,498,975
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,336,177
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,858,493
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,621,174
JPMorgan Chase & Co., FRN, 1.16%, 2013	4,000,000	4,005,152
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,519,002
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	4,041,488
Morgan Stanley, 6.75%, 2011	3,920,000	4,076,126
Morgan Stanley, 6%, 2014	2,060,000	2,242,427
Morgan Stanley, 6%, 2015	3,290,000	3,544,241
PNC Funding Corp., 3.625%, 2015	2,300,000	2,392,239
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,556,327
Societe Generale North America, Inc., 0.803%, 2012	6,180,000	6,178,165
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,844,280
State Street Corp., 4.3%, 2014	3,750,000	4,058,636
Wachovia Corp., 5.5%, 2013	2,250,000	2,470,196
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,808,604
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,412,953

		$108,389,196

Medical & Health Technology & Services – 1.1%
CareFusion Corp., 4.125%, 2012	$1,490,000	$1,557,454
Covidien International Finance S.A., 5.15%, 2010	4,020,000	4,056,811
Hospira, Inc., 5.55%, 2012	5,700,000	6,059,812
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,937,114

		$14,611,191

Metals & Mining – 0.8%
BHP Billiton Finance Ltd., 5.5%, 2014	$2,250,000	$2,546,066
International Steel Group, Inc., 6.5%, 2014	2,710,000	2,988,320
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,700,000	4,112,250
Vale Inco Ltd., 7.75%, 2012	420,000	459,807

		$10,106,443

Mortgage-Backed – 5.1%
Fannie Mae, 6.022%, 2010	$4,685,489	$4,746,242
Fannie Mae, 5.912%, 2011	1,672,254	1,728,668
Fannie Mae, 6.13%, 2011	1,114,051	1,161,123
Fannie Mae, 5.5%, 2014 - 2027	6,316,124	6,780,749
Fannie Mae, 7%, 2015 - 2016	986,774	1,074,032
Fannie Mae, 4%, 2016	528,579	535,415
Fannie Mae, 4.5%, 2016 - 2023	7,414,990	7,855,044
Fannie Mae, 5.725%, 2016	2,144,093	2,369,814
Fannie Mae, 6.5%, 2016 - 2017	2,172,806	2,369,696
Fannie Mae, 6%, 2017	2,578,196	2,807,747
Fannie Mae, 5%, 2018 - 2025	3,255,682	3,462,950
Fannie Mae, 5%, 2023 (f)	5,176,376	5,535,782
Fannie Mae, FRN, 2.5%, 2033	1,260,795	1,313,716
Fannie Mae, FRN, 2.58%, 2033	249,541	260,360
Fannie Mae, FRN, 2.71%, 2033	146,955	152,288
Freddie Mac, 7.5%, 2015	341,552	370,314
Freddie Mac, 6%, 2016 - 2017	1,901,076	2,072,319

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2017 - 2025	$7,801,449	$8,381,730
Freddie Mac, 5%, 2018 - 2028	10,511,935	11,107,293
Freddie Mac, 4.5%, 2026	608,460	615,175
Freddie Mac, FRN, 0.791%, 2031	836,926	837,288
Ginnie Mae, 7.5%, 2011	16,804	16,879
Ginnie Mae, FRN, 3.625%, 2032	217,733	224,372

		$65,778,996

Natural Gas - Pipeline – 2.0%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,655,290
Energy Transfer Partners LP, 5.65%, 2012	2,750,000	2,919,999
Energy Transfer Partners LP, 8.5%, 2014	2,500,000	2,946,717
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,464,543
Kinder Morgan Energy Partners, 5.85%, 2012	3,000,000	3,215,022
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,304,800
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,305,340

		$25,811,711

Network & Telecom – 3.3%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,614,425
British Telecommunications PLC, 9.375%, 2010	1,872,000	1,927,342
British Telecommunications PLC, 5.15%, 2013	799,000	846,506
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,788,604
Deutsche Telekom International Finance B.V., 5.375%, 2011	4,500,000	4,624,524
France Telecom, 4.375%, 2014	2,390,000	2,622,628
France Telecom S.A., 7.75%, 2011	1,980,000	2,057,790
Telecom Italia Capital, 4.875%, 2010	2,527,000	2,541,985
Telecom Italia Capital, 5.25%, 2013	1,900,000	2,003,609
Telefonica Emisiones S.A.U., 5.984%, 2011	3,300,000	3,428,370
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,502,118
TELUS Corp., 8%, 2011	2,458,000	2,601,328
Verizon Communications, Inc, 5.25%, 2013	2,770,000	3,060,969
Verizon New England, Inc., 6.5%, 2011	2,020,000	2,128,706
Verizon Wireless Capital LLC, FRN, 3.065%, 2011	3,750,000	3,827,201

		$42,576,105

Oil Services – 0.8%
Noble Corp., 3.45%, 2015	$2,270,000	$2,335,403
Smith International, Inc., 8.625%, 2014	2,995,000	3,579,124
Weatherford International Ltd., 5.95%, 2012	4,580,000	4,900,243

		$10,814,770

Oils – 0.3%
Premcor Refing Group, Inc., 6.125%, 2011	$3,514,000	$3,604,461

Other Banks & Diversified Financials – 3.0%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$3,097,442
American Express Centurion Bank, 5.5%, 2013	1,240,000	1,346,840
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,162,572
Bosphorus Financial Services Ltd., FRN, 2.236%, 2012 (z)	743,750	728,937
Capital One Financial Corp., 5.7%, 2011	3,130,000	3,258,333
Citigroup, Inc., 5.5%, 2013	4,770,000	5,068,006
Citigroup, Inc., 6.375%, 2014	2,380,000	2,589,088
Citigroup, Inc., 5.5%, 2014	1,880,000	1,991,373
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	4,660,000	4,721,419
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	4,007,088
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,048,340
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,593,426

7

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Woori Bank, FRN, 0.896%, 2011	$2,000,000	$1,955,154

		$38,568,018

Pharmaceuticals – 2.6%
AstraZeneca PLC, 5.4%, 2012	$1,210,000	$1,325,248
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,542,101
GlaxoSmithKline PLC, 4.85%, 2013	532,000	583,103
Novartis AG, 1.9%, 2013	2,000,000	2,047,394
Novartis AG, 4.125%, 2014	2,500,000	2,724,245
Pfizer, Inc., 4.45%, 2012	3,740,000	3,953,599
Roche Holding, Inc., 5%, 2014 (n)	8,209,000	9,119,329
Teva Pharmaceutical Industries Ltd., 1.5%, 2012	5,660,000	5,712,740
Wyeth, 6.95%, 2011	3,260,000	3,384,362
Wyeth, 5.5%, 2014	3,400,000	3,847,076

		$34,239,197

Pollution Control – 0.2%
Allied Waste North America, Inc., 6.5%, 2010	$2,810,000	$2,855,688

Printing & Publishing – 0.7%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,381,013
Pearson PLC, 5.5%, 2013 (n)	780,000	841,362
Reed Elsevier Capital, 6.75%, 2011	3,250,000	3,404,635

		$9,627,010

Railroad & Shipping – 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,462,981

Real Estate – 1.0%
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	$3,660,000	$3,720,390
ProLogis, REIT, 5.5%, 2012	3,440,000	3,554,170
Simon Property Group, Inc., REIT, 6.75%, 2014	978,000	1,112,213
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,063,048
WEA Finance LLC, REIT, 5.4%, 2012 (n)	3,500,000	3,715,344

		$13,165,165

Restaurants – 0.2%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,061,547

Retailers – 1.6%
AutoZone, Inc., 6.5%, 2014	$5,150,000	$5,811,126
Home Depot, Inc., 5.2%, 2011	2,240,000	2,291,798
Home Depot, Inc., 5.25%, 2013	3,470,000	3,838,264
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,559,075
Staples, Inc., 7.75%, 2011	1,240,000	1,291,443
Staples, Inc., 9.75%, 2014	3,350,000	4,126,929
Wesfarmers Ltd., 6.998%, 2013 (n)	1,980,000	2,178,477

		$21,097,112

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,211,136
Airgas, Inc., 4.5%, 2014	5,480,000	5,784,869

		$6,996,005

Specialty Stores – 0.3%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,551,575

Supermarkets – 1.1%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,551,998
Kroger Co., 6.8%, 2011	1,000,000	1,037,315
Kroger Co., 5%, 2013	2,453,000	2,655,216
Safeway, Inc., 4.95%, 2010	984,000	985,029

8

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – continued
Safeway, Inc., 6.5%, 2011	$3,685,000	$3,793,041
Safeway, Inc., 5.8%, 2012	3,644,000	3,955,722

		$14,978,321

Supranational – 1.9%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,512,708
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,227,847
Eurasian Development Bank, 7.375%, 2014 (n)	2,301,000	2,451,715
European Investment Bank, 1.25%, 2013	6,470,000	6,468,991
European Investment Bank, 3%, 2014	3,730,000	3,913,691
Inter-American Development Bank, 3%, 2014	3,980,000	4,205,559

		$24,780,511

Telecommunications - Wireless – 1.2%
AT&T Wireless Services, Inc., 7.875%, 2011	$3,560,000	$3,706,651
AT&T Wireless Services, Inc., 8.125%, 2012	1,000,000	1,120,757
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,806,037
Crown Castle Towers LLC, 3.214%, 2015 (z)	2,730,000	2,744,742
Sprint Nextel Corp., 7.625%, 2011	1,850,000	1,891,625
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,324,126

		$15,593,938

Tobacco – 1.3%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,357,428
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,240,000	3,826,693
Philip Morris International, Inc., 4.875%, 2013	4,000,000	4,356,284
Reynolds American, Inc., FRN, 1.237%, 2011	3,980,000	3,973,083

		$16,513,488

Transportation - Services – 0.3%
Erac USA Finance Co., 8%, 2011 (n)	$1,230,000	$1,264,996
ERAC USA Finance Co., 2.75%, 2013 (n)	3,200,000	3,242,848

		$4,507,844

U.S. Government Agencies and Equivalents – 2.0%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,277,051
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,072,435
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,723,789
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,250,000	1,209,125
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,737,345
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,498,949
Pooled Funding Trust I, 2.74%, 2012 (m)(n)	2,500,000	2,572,070
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,508,897
Small Business Administration, 5.1%, 2016	1,453,382	1,539,310
Small Business Administration, 5.46%, 2016	1,395,729	1,484,777
Small Business Administration, 5.68%, 2016	1,128,862	1,207,624
Small Business Administration, 5.94%, 2016	1,040,861	1,120,699
Small Business Administration, 5.37%, 2016	639,374	682,558
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,652,095

		$26,286,724

Utilities - Electric Power – 4.6%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$2,770,000	$3,018,150
Duke Energy Corp., 5.65%, 2013	4,010,000	4,453,815
Duke Energy Corp., 6.3%, 2014	2,000,000	2,274,358
Duke Energy Corp., 3.35%, 2015	960,000	991,502
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	4,120,995
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,242,805
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,386,684
FirstEnergy Corp., 6.45%, 2011	57,000	59,963

9

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Georgia Power Co., 6%, 2013	$1,120,000	$1,275,994
HQI Transelec Chile S.A., 7.875%, 2011	1,001,000	1,041,298
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,150,433
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,411,971
NiSource Finance Corp., 7.875%, 2010	4,299,000	4,374,778
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,466,236
Pacific Gas & Electric Co., 4.2%, 2011	3,460,000	3,525,660
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,258,822
PSEG Power LLC, 7.75%, 2011	3,960,000	4,138,073
Southern Co., 4.15%, 2014	2,260,000	2,406,525
Southern Co., FRN, 1.165%, 2010	2,960,000	2,959,275

		$59,557,337

Utilities - Gas – 0.3%
Keyspan Corp., 7.625%, 2010	$3,491,000	$3,557,008

Total Bonds		$1,204,493,741

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	39,872,819	$39,872,819

Total Investments		$1,244,366,560

Other Assets, Less Liabilities – 4.1%		52,825,238

Net Assets – 100.0%		$1,297,191,798

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $323,883,514, representing 25.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.639%, 2035	6/09/05	$1,530,053	$1,077,555
Bayview Commercial Asset Trust, FRN, 0.599%, 2036	2/23/06	1,292,192	982,162
Bayview Commercial Asset Trust, FRN, 2.416%, 2036	5/16/06	546,563	463,585
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040	3/01/06	1,077,513	453,849
Bosphorus Financial Services Ltd., FRN, 2.236%, 2012	3/08/05	743,750	728,937
Brascan Real Estate, CDO, FRN, 2.121%, 2040	9/14/04	1,526,000	534,100
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 – 7/10/07	756,988	756,615
Commercial Mortgage Asset Trust, FRN, 0.848%, 2032	8/25/03	469,202	458,022
Crown Castle Towers LLC, 3.214%, 2015	7/29/10	2,730,000	2,744,742
Crown Castle Towers LLC, 5.245%, 2036	1/12/10	2,524,743	2,483,248
Finance for Danish Industry A.S., FRN, 0.907%, 2013	6/03/10	3,500,000	3,494,337
Gramercy Real Estate Ltd., CDO, FRN, 0.818%, 2035	6/21/05 – 1/18/07	2,217,711	1,663,237
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	1,569,556	1,580,978
Morgan Stanley Capital I, Inc., FRN, 1.218%, 2031	6/10/03	69,446	49,622
Vestjysk Bank A/S, FRN, 1.089%, 2013	6/10/10	2,940,000	2,936,110

Total Restricted Securities			$20,407,099
% of Net Assets			1.6%

10

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$26,286,724	$—	$26,286,724
Non-U.S. Sovereign Debt	—	192,120,426	—	192,120,426
Corporate Bonds	—	571,980,035		571,980,035
Residential Mortgage-Backed Securities	—	84,035,425	—	84,035,425
Commercial Mortgage-Backed Securities	—	31,887,642	—	31,887,642
Asset-Backed Securities (including CDOs)	—	30,910,451	—	30,910,451
Foreign Bonds	—	267,273,038	—	267,273,038
Mutual Funds	39,872,819	—	—	39,872,819

Total Investments	$39,872,819	$1,204,493,741	$—	$1,244,366,560

Other Financial Instruments
Futures	$(2,088,595)	$—	$—	$(2,088,595)

For further information regarding security characteristics, see the Portfolio of Investments .

12

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,215,113,114

Gross unrealized appreciation	$43,653,316
Gross unrealized depreciation	(14,399,870)

Net unrealized appreciation (depreciation)	$29,253,446

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/10

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	661	$79,206,391	September-2010	$(2,088,595)

Swap Agreements at 7/31/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14 USD	4,770,000	(a)	Goldman Sachs International	1.00% (fixed rate	)	(1)	$79,653

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $9,068.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

13

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,150,231	93,235,316	(68,512,728)	39,872,819

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,236	$39,872,819

14

MFS® Municipal Limited Maturity Fund

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.6%
Airport & Port Revenue – 1.7%
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	$1,000,000	$1,106,390
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,295,235
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,613,310
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,115,900
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,652,160
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,080,390
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,376,636
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	780,293

		$11,020,314

General Obligations - General Purpose – 9.8%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,019,410
California Economic Recovery, “B”, 5%, 2023 (b)	1,500,000	1,689,420
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,119,873
Chandler, AZ, 5%, 2022	1,000,000	1,115,980
Cobb County, GA, Park & Recreation, 5%, 2013	500,000	553,540
Columbus, OH, 5.25%, 2011	705,000	719,495
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,936,275
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,138,500
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,930,000
Commonwealth of Massachusetts, “A”, FRN, 0.66%, 2013	3,000,000	3,003,750
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,323,000
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,185,900
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,344,760
Henry County, GA, 5%, 2014	1,080,000	1,244,268
Maryland, State & Local Facilities Loan, “C”, 4%, 2015	1,000,000	1,133,650
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,259,894
Miami-Dade County, FL, Double Barreled Aviation, 5%, 2014	500,000	565,165
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	4,000,000	4,461,760
New York, NY, “A”, 5.25%, 2011 (c)	265,000	282,403
New York, NY, “B”, 5.75%, 2011	50,000	50,689
New York, NY, “F”, 5%, 2013	4,000,000	4,457,880
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,301,487
State of California, 5%, 2011	2,250,000	2,296,395
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,598,520
State of Illinois, AGM, 5%, 2015	2,000,000	2,209,200
State of Illinois, AGM, 5%, 2016	2,750,000	3,016,860
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,577,790
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,624,798
State of Minnesota, “H”, 5%, 2016	3,000,000	3,574,050
State of Minnesota, “H”, 5%, 2017	2,600,000	3,119,454
State of Utah, “C”, 5%, 2015	3,000,000	3,527,670
State of Wisconsin, 5.125%, 2011	400,000	423,384
State of Wisconsin, “1”, NATL, 5%, 2017	500,000	553,610

		$65,358,830

General Obligations - Improvement – 4.5%
Arlington County, VA, “A”, 5%, 2016	$1,000,000	$1,192,170
Bergen County, NJ, “A”, 3.25%, 2013	2,475,000	2,675,252
Durham County, NC, 5%, 2019	1,000,000	1,201,280
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,549,280
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,557,200
New Orleans, LA, Certificate of Indebtedness, AGM, 5.5%, 2010	500,000	508,335
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	308,778

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Improvement – continued
Pittsburgh, PA, “A-1”, 5%, 2013	$1,000,000	$1,090,270
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,130,800
Seattle, WA, 5%, 2016	3,780,000	4,441,424
State of North Carolina, “A”, 5%, 2017	3,500,000	4,165,210
State of South Carolina, “A”, 5%, 2011	1,000,000	1,019,410
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,751,497

		$29,590,906

General Obligations - Schools – 7.3%
Arizona School Facilities, Board Rev., 5.5%, 2011 (c)	$1,000,000	$1,048,070
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	669,030
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,946,400
Byron Center, MI, Public Schools, MSQLF, 5%, 2011	600,000	618,090
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,027,440
Clark County, NV, School District, 5%, 2017	2,845,000	3,263,898
Dallas, TX, Independent School District, 4%, 2015	2,000,000	2,236,840
Dallas, TX, Independent School District, 5%, 2015	2,500,000	2,905,675
Dallas, TX, Independent School District, 5%, 2016	3,235,000	3,794,364
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	956,306
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,781,486
Fayette County, GA, School District, Capital Appreciation, AGM, 0% to 2010, 4.15% to 2014	710,000	766,857
Fayette County, GA, School District, Capital Appreciation, AGM, 0% to 2010, 4.35% to 2016	355,000	380,926
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,177,172
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,073,810
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,310,893
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	883,181
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	181,750
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	454,376
Killeen, TX, Independent School District, PSF, 5%, 2016	2,000,000	2,345,820
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,150,380
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,090,600
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	2,746,171
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	868,947
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,092,370
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,170,120
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,422,438
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	625,957
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,157,312
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,174,050
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,707,345
Tulsa County, OK, Independent School District No. 9 (Union Board of Education), 0.25%, 2012	2,500,000	2,483,125
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	675,998
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,172,590
Westerville, OH, City School District, NATL, 5.5%, 2011 (c)	300,000	312,843

		$48,672,630

Healthcare Revenue - Hospitals – 13.5%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,885,176
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, AGM, 5%, 2012	1,000,000	1,037,680
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,077,480

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.33%, 2038	$2,500,000	$2,496,625
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A- 3”, 5%, 2015	1,000,000	1,092,240
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,095,480
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,558,203
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,280,200
California Health Facilities Financing Authority Rev. (Providence Health), 4%, 2010	1,500,000	1,507,860
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5%, 2017	2,000,000	2,028,760
California Statewide Communities Development Authority Rev. (Daughters of Charity), 5.25%, 2011	1,600,000	1,637,488
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,649,025
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,073,530
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	551,001
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	587,552
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,595,280
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,464,288
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,737,450
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,502,460
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	519,805
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,343,688
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,995,048
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	539,660
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	532,415
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,328,873
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,732,289
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,254,760
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	363,182
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	731,024
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,048,730
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,117,560
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (b)	1,500,000	1,512,330
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, 6.125%, 2010	5,000	5,036
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	5,000	5,046
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,101,840
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,235,888
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,298,678
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2042 (b)	500,000	527,225

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	$500,000	$533,575
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,083,970
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), NATL, 4.125%, 2046 (b)	1,000,000	1,023,250
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,073,180
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	542,765
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	503,120
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,111,150
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (b)	1,500,000	1,566,135
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	790,178
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	565,000	577,091
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,141,840
New York Dormitory Authority Rev., Non State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,095,580
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	667,238
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	664,101
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	540,210
Oklahoma Development Finance Authority Hospital Rev. (Unity Health Center), 5%, 2013	875,000	920,308
Orange County, FL, Health Facilities Authority Rev. (Nemours Foundation), “A”, 4%, 2017	500,000	522,115
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	250,238
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	880,971
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 3.5%, 2013	500,000	512,145
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2014	1,000,000	1,078,220
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2015	800,000	864,032
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	836,002
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	221,896
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,005,900
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital),, 5%, 2018	500,000	543,710
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	532,915
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,788,360
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,058,061
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	1,000,000	1,068,020
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	629,520
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	672,683

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	$1,100,000	$1,172,160
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,555,605

		$90,077,099

Healthcare Revenue - Long Term Care – 0.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 3%, 2012	$1,000,000	$1,014,910
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,078,830
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	522,620
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	534,370

		$3,150,730

Human Services – 0.3%
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	$1,500,000	$1,653,945

Industrial Revenue - Chemicals – 0.4%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), “B-1”, 5.5%, 2033 (b)	$1,500,000	$1,558,005
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	1,000,000	1,117,340

		$2,675,345

Industrial Revenue - Environmental Services – 1.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$141,851

California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,835,260
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	423,428
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,017,910
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,040,340
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,000,000	1,006,550
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,056,890
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	992,110

		$7,514,339

Industrial Revenue - Other – 0.4%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (b)	$1,425,000	$1,483,553
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	385,133
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	611,476
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (b)	300,000	309,210

		$2,789,372

Industrial Revenue - Paper – 0.5%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,017,860
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	795,495

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	$1,500,000	$1,639,875

		$3,453,230

Miscellaneous Revenue - Entertainment & Tourism – 0.3%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,123,794
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), NATL, 6%, 2011	1,000,000	1,012,680

		$2,136,474

Miscellaneous Revenue - Other – 2.1%
Arkansas Development Finance Authority, Drivers License Rev. (Arkansas State Police - Wireless Information Network Project), AGM, 4%, 2014	$500,000	$501,160
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,000,000	977,380
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A- 1”, 2.5%, 2047 (b)	1,500,000	1,557,660
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,575,510
Citizens Property Insurance Corp., FL, High Risk, “A-3”, FRN, 2.05%, 2013	5,000,000	4,972,300
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	1,100,000	1,121,835
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,383,560
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,140,878

		$14,230,283

Multi-Family Housing Revenue – 1.4%
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	$2,000,000	$2,034,180
Missouri Housing Development Community Multi-Family Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,057,580
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “C”, 2.55%, 2012	2,000,000	2,001,320
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L -2”, 2%, 2045 (b)	3,000,000	3,021,720

		$9,114,800

Sales & Excise Tax Revenue – 1.0%
California Economic Recovery, “B”, 5%, 2011 (c)	$1,000,000	$1,027,390
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,242,000
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	445,608
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	220,000	222,367

		$6,937,365

Single Family Housing - Local – 1.0%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,909,793
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,920,928
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,039,180

		$6,869,901

Single Family Housing - State – 2.3%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$2,985,000	$3,051,297
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	10,000	10,054
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	10,000	10,304
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	15,000	15,836
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,310,000	3,381,761

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	$1,575,000	$1,633,858
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	345,000	369,029
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.15%, 2013	730,000	732,898
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.2%, 2013	155,000	155,521
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	237,054
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	301,655
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,001,620
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,085,966
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,751,698
West Virginia Housing Development Fund, “B”, 2.45%, 2016	720,000	719,986

		$15,458,537

Solid Waste Revenue – 0.5%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$513,045
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	771,810
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	400,000	414,756
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	308,403
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2012	400,000	426,964
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2013	400,000	433,988
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	405,172

		$3,274,138

State & Agency - Other – 1.4%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, AGM, 5.5%, 2011	$500,000	$523,985
New York Dormitory Authority Lease Rev. (Mental Health Service Facilities), “A”, 3.5%, 2013	3,375,000	3,617,865
New York Dormitory Authority Rev. (City University), NATL, 5.25%, 2011	1,270,000	1,326,388
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,708,675
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,081,720

		$9,258,633

State & Local Agencies – 5.1%
Alabama Public School & College Authority, “A”, 5%, 2015	$2,000,000	$2,299,400
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,083,620
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,090,510
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,191,920
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,143,313
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,174,634
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,132,820
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,146,519
Hampton, VA, Museum Rev., 5%, 2014	760,000	839,504
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	205,000	205,000
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,109,370
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,075,540

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	$360,000	$361,062
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,096,800
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	753,908
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,592,546
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,816,125
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,474,675
Virginia Public School Authority, 5%, 2013	1,000,000	1,114,110
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,193,660
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	89,060
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	228,130
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,432,364
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,162,255

		$33,806,845

Student Loan Revenue – 1.3%
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	$2,800,000	$3,107,020
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,116,620
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,247,410

		$8,471,050

Tax - Other – 1.3%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,772,730
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	889,837
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.375%, 2015	2,730,000	2,861,095
New York City, NY, Transitional Finance Authority Rev., 5%, 2011	625,000	661,538
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,158,920
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2014	400,000	450,400
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	215,910
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	273,185

		$8,283,615

Tax Assessment – 0.1%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$578,670

Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,484,415
New Jersey Tobacco Settlement Financing Corp.,, 6.75%, 2013 (c)	1,460,000	1,711,573
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,980,000	3,644,406
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	90,000	91,730
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,095,680
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019	345,000	360,873

		$8,388,677

Toll Roads – 0.7%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,128,210
Pennsylvania Turnpike Commission Rev., “C”, FRN, 0.8%, 2011	500,000	499,745
Triborough, NY, Bridge & Tunnel Authority Rev., “A-1”, 4%, 2038 (b)	3,000,000	3,229,260

		$4,857,215

Transportation - Special Tax – 2.4%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,215,160
Du Page County, IL, Transportation Rev., AGM, 5.5%, 2011	1,000,000	1,020,740
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,665,520

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	$3,000,000	$3,501,240
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,723,762
New Jersey Transportation Trust Fund Authority, NATL, 5%, 2011 (c)	1,000,000	1,064,770
Texas Transportation Commission Rev., 5%, 2011	725,000	747,584

		$15,938,776

Universities - Colleges – 15.3%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,078,330
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 1.08%, 2015	2,000,000	1,987,580
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,559,164
California Municipal Finance Authority Rev (Biola University), 5%, 2018	550,000	578,160
Central Michigan University Rev., 5%, 2017	1,760,000	1,962,365
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,095,280
Cumberland County, PA, Municipal Authority Rev., AICUP Financing (Dickinson College), “Q1”, 2.75%, 2039 (b)	400,000	410,708
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,511,202
El Paso County, CO Rev. (Colorado College), 2%, 2013	1,030,000	1,058,624
El Paso County, CO Rev. (Colorado College), 5%, 2014	1,090,000	1,235,624
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	680,429
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,166,956
Harris County, TX, Cultural Educational Facilities Finance Corp. (Baylor College of Medicine), 4%, 2011	500,000	512,505
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “A”, 5%, 2014	600,000	654,264
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	522,150
Illinois Finance Authority Rev. (Art Institute of Chicago), “A”, 5%, 2015	500,000	569,485
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,058,960
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,089,980
Illinois Finance Authority Rev. (Roosevelt University), 5%, 2015	1,000,000	1,076,840
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,166,670
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	584,100
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	888,289
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	759,507
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,685,175
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,028,855
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,302,785
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,835,038
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,842,830
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	165,228
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,621,694
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,000,000	1,085,420
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,905,000	2,076,907
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K- 2”, 2.75%, 2038 (b)	1,000,000	1,029,620
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	410,599

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	$1,000,000	$1,048,180
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,043,840
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 4%, 2013	530,000	556,601
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,104,920
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,213,878
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2011	760,000	772,707
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2012	585,000	602,667
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2013	855,000	895,595
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2014	680,000	710,131
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,020,660
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,325,610
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,488,953
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,115,010
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,097,160
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	469,620
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,964,961
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5%, 2015	500,000	539,155
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,037,500
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,230,865
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,647,375
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	714,517
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,316,313
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 5%, 2012	300,000	324,615
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,047,990
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,039,210
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,142,450
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	534,630
Texas A&M University Rev., “A”, 5%, 2015	750,000	872,528
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,257,610
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,084,470
University of Arkansas Rev. (Fayetteville Campus), “A”, 3%, 2014	500,000	533,895
University of Delaware Rev., “A”, 2%, 2037 (b)	1,200,000	1,207,452
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,647,210

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Michigan Rev., “A”, 4%, 2014	$750,000	$832,620
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,079,760
University of Texas Rev., “D”, 5%, 2017 (c)	850,000	1,004,241
University of Texas Rev., “D”, 5%, 2018	150,000	173,934
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,325,920
University of Texas, Permanent University Fund, “B”, 5%, 2020	500,000	598,900
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,124,810
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,199,512
Utah Board of Regents Rev. (University of Utah), “A”, 4%, 2014	200,000	221,118
Vincennes University, IN, Student Fee Rev., “J”, 3%, 2013	400,000	419,140
Vincennes University, IN, Student Fee Rev., “J”, 3%, 2014	475,000	500,660
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,622,334
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,132,660
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	830,000	919,806
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	540,000	598,428

		$101,653,444

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,071,670
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	858,668
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,037,411

		$2,967,749

Universities - Secondary Schools – 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$145,000	$152,064

Utilities - Investor Owned – 5.6%
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	$1,260,000	$1,275,914
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (b)	1,000,000	1,027,520
California Infrastructure & Economic Development Bank Rev. (Pacific Gas & Electric Co.), “E”, 2.25%, 2026 (b)	1,500,000	1,507,050
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	534,420
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,039,670
Connecticut Pollution Control Development Authority Rev. (Connecticut Light & Power Co.), “A”, 1.4%, 2031 (b)	2,000,000	2,000,660
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,112
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	1,996,420
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,000,000	2,023,060
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,092,220
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,078,120
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,103,110

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Jasper County, IN, Pollution Control Rev. (Northern Indiana Public Service), NATL, 4.15%, 2010	$500,000	$500,000
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,002,470
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	447,271
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	325,000	349,580
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,220,372
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	236,876
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,000,000	1,027,250
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,023,320
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,110,680
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,076,150
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,070,230
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,000,000	1,023,840
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,673,908
New York Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,200,433
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), 5.25%, 2023 (b)	1,500,000	1,532,415
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,382,944
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,180,881
Titus County, TX, Fresh Water Supply District, (Southwestern Electric Power Co.), 4.5%, 2011	500,000	511,235
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,067,930

		$37,012,061

Utilities - Municipal Owned – 5.4%
California Department of Water Resources Power Supply Rev., “L”, 5%, 2018	$3,510,000	$4,110,544
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,353,694
Dalton, GA, Utilities Rev., AGM, 6%, 2012	500,000	539,650
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,522,500
Energy Northwest, WA, Electric Rev., “A”, 5%, 2014	845,000	972,823
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	307,196
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,130,360
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,635,840
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	522,255
Lakeland, FL, Energy System Rev., FRN, 1.05%, 2012	2,000,000	2,006,760
Lower Colorado River Authority, TX, Rev., “A”, ETM, NATL, 5%, 2011 (c)	30,000	31,098
Lower Colorado River Authority, TX, Rev., “N”, NATL, 5%, 2011	470,000	486,262
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	60,000	62,077
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,740,195

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Municipal Electric Authority, GA, Vogtle Units 3&4, “J-B”, 5%, 2017	$2,500,000	$2,849,825
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,004,030
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,104,960
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	374,088
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	179,085
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,022,060
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,072,950
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2012	650,000	710,496
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,499,712
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	509,725
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,682,320
Southern California Public Power Authority (San Juan), “A”, AGM, 5.375%, 2012	595,000	633,735
Southern Minnesota Municipal Power Agency, Power Supply System Rev., “A”, 5%, 2015	375,000	428,198
Tacoma, WA, Electric Systems Rev., “A”, AGM, 5.5%, 2011	500,000	510,560
Vermont Public Power Supply Authority Rev. (Swanton Peaking), “A”, ASSD GTY, 3%, 2013	875,000	908,399
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.25%, 2014	200,000	207,258
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.75%, 2016	600,000	625,044
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.875%, 2017	300,000	312,171

		$36,055,870

Utilities - Other – 1.1%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$205,743
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,260,364
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	365,000	381,622
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	1,000,000	1,030,180
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	298,798
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,467,936
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	385,473
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,023,880
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,551,105

		$7,605,101

Water & Sewer Utility Revenue – 5.5%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$955,405
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,356,458
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,774,201
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,053,380
Gulf Breeze, FL, Local Government Rev., “J”, 2%, 2020 (b)	250,000	250,915
Gulf Breeze, FL, Local Government Rev., “J”, 2.6%, 2020 (b)	430,000	434,162
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	410,112
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,711,967
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,646,025
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	800,700
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,096,160
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,054,550
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,118,470
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,107,230
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,163,890
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,264,143

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
New York Environmental Facilities Corp., “I”, 5%, 2013	$1,000,000	$1,122,010
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	596,263
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,425,920
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,572,959
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,521,160
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	741,446
St. Mary’s, PA, Area Water Authority Rev., 2.75%, 2014	210,000	212,447
St. Mary’s, PA, Area Water Authority Rev., 3.125%, 2015	150,000	152,361
St. Mary’s, PA, Area Water Authority Rev., 3.625%, 2016	130,000	132,763
Toledo, OH, Waterworks Rev., NATL, 4.75%, 2017	2,000,000	2,042,860
Truckee Meadows, NV, Water Authority, “A”, AGM, 5.5%, 2011	1,000,000	1,044,690
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	536,800
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,306,779
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,065,090

		$36,671,316

Total Municipal Bonds		$635,679,324

Floating Rate Demand Notes – 1.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 8/02/10	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.16%, due 8/02/10	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.16%, due 8/02/10	1,600,000	1,600,000

Total Floating Rate Demand Notes		$7,700,000

Money Market Funds (v) – 4.2%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	27,823,165	$27,823,165

Total Investments		$671,202,489

Other Assets, Less Liabilities – (0.9)%		(6,185,004)

Net Assets – 100.0%		$665,017,485

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers

AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$635,679,324	$—	$635,679,324
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	27,823,165	—	—	27,823,165

Total Investments	$27,823,165	$643,379,324	$—	$671,202,489

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$648,783,865

Gross unrealized appreciation	$22,923,238
Gross unrealized depreciation	(504,614)

Net unrealized appreciation (depreciation)	$22,418,624

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,569,665	57,878,548	(46,625,048)	27,823,165

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,938	$27,823,165

MFS® Research Bond Fund

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace – 0.3%
Bombardier, Inc., 7.75%, 2020 (z)	$6,000,000	$6,465,000
Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2019	$1,650,000	$1,757,245
Asset-Backed & Securitized – 11.2%
Anthracite Ltd., CDO III, 6.077%, 2039 (z)	$5,000,000	$500,000
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019 (z)	10,732,210	7,759,388
Anthracite Ltd., CDO, FRN, 1.179%, 2037 (z)	2,405,000	1,875,900
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	518,625
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	2,354,000	247,170
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045 (d)(z)	1,218,795	79,222
Bayview Commercial Asset Trust, FRN, 0.639%, 2035 (z)	782,754	551,262
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	26,223,053	1,279,685
Bayview Commercial Asset Trust, FRN, 2.258%, 2036 (i)(z)	19,494,588	1,115,090
Bayview Commercial Asset Trust, FRN, 0.599%, 2036 (z)	611,353	464,674
Bayview Commercial Asset Trust, FRN, 2.416%, 2036 (i)(z)	20,347,595	1,302,246
Bayview Commercial Asset Trust, FRN, 2.391%, 2036 (i)(z)	33,749,907	2,615,618
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	16,521,595	1,415,901
Bayview Commercial Asset Trust, FRN, 2.466%, 2037 (i)(z)	37,137,836	3,101,009
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.258%, 2036 (i)(z)	13,115,195	668,875
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	797,692	786,425
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,333,500
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,889,541	3,818,319
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040 (z)	3,828,306	1,612,483
Brascan Real Estate, CDO, FRN, 2.121%, 2040 (z)	418,000	146,300
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,552,149	8,252,824
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	3,259,956	3,330,079
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	13,737,015	13,711,144
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.223%, 2044	400,000	382,890
Commercial Mortgage Asset Trust, FRN, 0.848%, 2032 (i)(z)	2,999,664	74,174
Commercial Mortgage Pass-Through Certificates, FRN, 0.531%, 2017 (n)	1,500,000	1,367,993
Compagnie de Financement Foncier, 2.125%, 2013 (n)	5,800,000	5,864,322
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,055,969	740,272
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	2,463,388
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	7,623,403
Credit-Based Asset Servicing & Securitization LLC, 5.821%, 2037	1,920,000	865,997
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,803,707	1,739,630
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	2,300,000	949,624
Crest G-Star, 2001-1A, “A”, CDO, 1.008%, 2016 (z)	4,626,945	4,499,704
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	4,894,500
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	7,807,134	6,245,707
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,396,605	2,067,072
Crest Ltd., “B”, CDO, FRN, 1.838%, 2035 (z)	6,377,000	5,611,760
CWCapital LLC, 5.223%, 2048	6,335,000	6,334,650
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,124,112	1,165,614
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	1,003,273
E*TRADE RV & Marine Trust, 3.62%, 2018	333,573	334,641
Falcon Franchise Loan LLC, FRN, 3.078%, 2021 (i)(z)	292,800	13,967
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	6,633,985	535,363
First Union National Bank Commercial Mortgage Trust, FRN, 0.884%, 2043 (i)(n)	23,653,514	71,207
First Union-Lehman Brothers Bank of America, FRN, 0.428%, 2035 (i)	6,778,302	125,786
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	15,645,000	15,674,594
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,159,716
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,095,894	1,705,395
Gramercy Real Estate Ltd., CDO, FRN, 0.818%, 2035 (z)	1,195,546	896,659
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	5,998,000	6,039,939

1

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
HSBC Credit Card Master Note Trust, FRN, 0.891%, 2013	$11,749,000	$11,747,191
IMPAC CMB Trust, FRN, 1.069%, 2034	244,405	190,680
IMPAC CMB Trust, FRN, 1.249%, 2034	122,203	73,932
IMPAC Secured Assets Corp., FRN, 0.679%, 2036	1,053,783	865,936
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,272,433
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	20,397,722	20,430,530
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.38%, 2042 (n)	4,180,000	1,631,154
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	10,140,000	10,588,544
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	11,321,185	11,863,232
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,757,387
KKR Financial CLO Ltd., “C”, FRN, 1.886%, 2021 (n)	7,023,814	5,092,265
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.346%, 2035 (i)	2,905,609	157,206
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	5,024,000	4,722,560
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (q)	2,523,873	674,230
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	8,120,000	2,532,224
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.826%, 2050	8,250,000	8,686,773
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	6,810,000	6,732,262
Morgan Stanley Capital I, Inc., FRN, 1.218%, 2031 (i)(z)	1,301,877	34,262
Nationslink Funding Corp., FRN, 1.189%, 2030 (i)	918,739	27,986
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	494,475
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,453,882	906,039
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	569,843	566,616
Preferred Term Securities XIX Ltd., CDO, FRN, 0.887%, 2035 (z)	7,717,021	4,475,872
Prudential Securities Secured Financing Corp., FRN, 6.875%, 2013 (z)	1,905,000	2,030,924
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,852,000	4,890,738
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,795,000	3,195,795
Salomon Brothers Mortgage Securities, Inc., FRN, 6.747%, 2032 (z)	3,262,500	3,468,278
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,144,619	1,119,567
Structured Asset Securities Corp., FRN, 0.569%, 2035	328,931	314,907
Swift Master Auto Receivables Trust, FRN, 0.991%, 2012	9,776,000	9,758,545
Thornburg Mortgage Securities Trust, FRN, 1.009%, 2043	40,356	37,336
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,956,171
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	12,941,938	13,021,853

		$274,254,882

Automotive – 0.1%
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	$1,925,000	$1,971,500

Broadcasting – 0.6%
CBS Corp., 5.75%, 2020	$8,330,000	$9,133,379
Inmarsat Finance PLC, 7.375%, 2017 (n)	5,705,000	5,847,625
News America, Inc., 8.5%, 2025	120,000	147,324

		$15,128,328

Brokerage & Asset Managers – 0.4%
INVESCO PLC, 5.625%, 2012	$4,255,000	$4,478,060
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	5,899,510

		$10,377,570

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$1,250,000	$1,348,416

Cable TV – 2.5%
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$4,111
Comcast Corp., 5.45%, 2010	300,000	303,954
Cox Communications, Inc., 4.625%, 2013	600,000	645,173
Cox Communications, Inc., 9.375%, 2019 (z)	10,194,000	13,748,006
CSC Holdings LLC, 8.5%, 2014	5,500,000	5,940,000
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,790,090

2

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
DIRECTV Holdings LLC, 5.2%, 2020	$6,220,000	$6,602,860
Myriad International Holdings B.V., 6.375%, 2017 (z)	7,171,000	7,368,203
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,907,643
Time Warner Cable, Inc., 5%, 2020	10,340,000	10,835,917
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,524,124

		$62,670,081

Chemicals – 0.9%
Ashland, Inc., 9.125%, 2017	$4,820,000	$5,476,725
Dow Chemical Co., 8.55%, 2019	9,150,000	11,427,188
Nalco Co., 8.25%, 2017	5,500,000	5,912,500

		$22,816,413

Computer Software – 0.1%
Oracle Corp., 5.375%, 2040 (n)	$2,265,000	$2,304,017

Conglomerates – 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$557,639

Consumer Products – 0.4%
Hasbro, Inc., 6.35%, 2040	$3,490,000	$3,608,587
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,984,730

		$9,593,317

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$9,060,000	$9,517,793

Containers – 0.5%
Greif, Inc., 7.75%, 2019	$5,615,000	$5,783,450
Owens-Illinois, Inc., 7.375%, 2016	5,710,000	6,123,975

		$11,907,425

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,750,709
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	3,089,897
L-3 Communications Corp., 5.875%, 2015	5,807,000	5,923,140

		$16,763,746

Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$6,094,626

Emerging Market Quasi-Sovereign – 0.9%
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$3,813,000	$4,809,146
KazMunaiGaz Finance B.V., 7%, 2020 (n)	273,000	294,158
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	6,384,000	6,435,072
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,784,000	2,099,891
VEB Finance Ltd., 6.902%, 2020 (z)	7,101,000	7,502,207

		$21,140,474

Energy - Independent – 1.2%
Anadarko Petroleum Corp., 6.95%, 2019	$4,110,000	$4,131,084
Apache Corp., 7.375%, 2047	37,000	47,849
Newfield Exploration Co., 6.625%, 2016	3,900,000	4,060,875
Newfield Exploration Co., 7.125%, 2018	2,350,000	2,461,625
Pioneer Natural Resources Co., 6.65%, 2017	4,730,000	4,932,851
Questar Market Resources, Inc., 6.8%, 2020	5,158,000	5,230,001
Southwestern Energy Co., 7.5%, 2018	7,599,000	8,510,880

		$29,375,165

Energy - Integrated – 0.6%
Petro-Canada, 6.05%, 2018	$7,280,000	$8,370,202
Royal Dutch Shell PLC, 3.1%, 2015	5,350,000	5,545,425

		$13,915,627

3

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.0%
CIT Group, Inc., 10.25%, 2017	$5,490,000	$5,682,150
General Electric Capital Corp., 5.5%, 2020	9,060,000	9,772,859
Household Finance Corp., 7%, 2012	170,000	183,695
HSBC Finance Corp., 6.75%, 2011	20,000	20,812
International Lease Finance Corp., 6.375%, 2013	5,431,000	5,268,070
International Lease Finance Corp., 5.875%, 2013	987,000	945,053
International Lease Finance Corp., 8.75%, 2017 (n)	2,295,000	2,340,900

		$24,213,539

Food & Beverages – 1.4%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$13,379,000	$16,662,086
Del Monte Corp., 7.5%, 2019	475,000	500,531
Kraft Foods, Inc., 6.5%, 2040	6,000,000	6,909,696
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	10,209,386

		$34,281,699

Forest & Paper Products – 0.4%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$3,156,000	$3,282,240
Georgia-Pacific Corp., 7.125%, 2017 (n)	5,825,000	6,065,281

		$9,347,521

Gaming & Lodging – 0.4%
Wyndham Worldwide Corp., 6%, 2016	$7,828,000	$7,935,729
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,171,213

		$11,106,942

Insurance – 1.6%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$6,333,000	$5,161,395
Lincoln National Corp., 7%, 2040	5,811,000	6,329,870
MetLife, Inc., 5.375%, 2012	300,000	323,271
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	7,167,824
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,820,107
Prudential Financial, Inc., 5.375%, 2020	2,950,000	3,064,711
Unum Group, 7.125%, 2016	2,220,000	2,442,815
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,327,900

		$39,637,893

Insurance - Health – 0.7%
Humana, Inc., 7.2%, 2018	$6,010,000	$6,719,264
Unitedhealth Group, Inc., 4.875%, 2013	9,117,000	9,812,919

		$16,532,183

Insurance - Property & Casualty – 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014	$8,925,000	$9,449,326
PartnerRe Ltd., 5.5%, 2020	8,258,000	8,209,691
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,188,550
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	432,000	384,428
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	6,524,000	5,936,840

		$26,168,835

International Market Quasi-Sovereign – 1.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,730,000	$4,943,205
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,846,891
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,352,833
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,041,107
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,716,147
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,365,039

		$38,265,222

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$3,350,000	$4,025,226

4

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017 (n)	$6,095,000	$6,384,513

Major Banks – 5.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,060,000	$1,442,000
Bank of America Corp., 5.65%, 2018	16,095,000	16,848,632
Bank of America Corp., 8% to 2018, FRN to 2049	3,357,000	3,378,384
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	6,142,500
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,901,440
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	2,833,000	2,882,578
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,840,351
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,514,891
Goldman Sachs Group, Inc., 5.375%, 2020	5,588,000	5,751,913
JPMorgan Chase & Co., 6%, 2017	5,000,000	5,619,555
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,726,922
JPMorgan Chase Capital XXII, 6.45%, 2037	4,668,000	4,565,323
JPMorgan Chase Capital XXVII, 7%, 2039	1,211,000	1,253,506
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,313,826
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,089,413
Morgan Stanley, 5.75%, 2016	7,752,000	8,282,500
Morgan Stanley, 6.625%, 2018	10,150,000	11,038,825
Morgan Stanley, 5.5%, 2020	4,790,000	4,819,664
PNC Funding Corp., 5.625%, 2017	12,270,000	13,189,710
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	2,408,510
Wachovia Corp., 7.8%, 2010	250,000	250,743
Wachovia Corp., 6.605%, 2025	2,393,000	2,525,701
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	4,170,000	4,295,100
Wells Fargo Bank NA, 6.45%, 2011	200,000	205,145

		$132,287,132

Medical & Health Technology & Services – 0.6%
HCA, Inc., 7.875%, 2020	$6,430,000	$6,976,550
Hospira, Inc., 5.55%, 2012	3,720,000	3,954,825
Hospira, Inc., 6.05%, 2017	3,920,000	4,422,685

		$15,354,060

Metals & Mining – 2.5%
ArcelorMittal, 9.85%, 2019	$5,035,000	$6,505,517
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	3,792,000	4,114,320
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,138,000	9,094,215
International Steel Group, Inc., 6.5%, 2014	8,404,000	9,267,099
Peabody Energy Corp., 5.875%, 2016	5,520,000	5,589,000
Peabody Energy Corp., “B”, 6.875%, 2013	5,000	5,038
Southern Copper Corp., 6.75%, 2040	6,277,000	6,594,233
Teck Resources Ltd., 10.25%, 2016	10,900,000	13,189,000
Vale Overseas Ltd., 6.875%, 2039	6,913,000	7,620,857

		$61,979,279

Mortgage-Backed – 20.5%
Fannie Mae, 6.022%, 2010	$9,400,000	$9,521,882
Fannie Mae, 4.506%, 2011	1,422,481	1,443,720
Fannie Mae, 4.55%, 2011	2,257,707	2,310,684
Fannie Mae, 4.86%, 2012 - 2014	3,553,444	3,806,142
Fannie Mae, 5.12%, 2012	1,852,186	1,957,317
Fannie Mae, 4.518%, 2013	1,062,604	1,129,591
Fannie Mae, 4.542%, 2013	2,278,422	2,431,671
Fannie Mae, 4.845%, 2013	2,553,812	2,748,901
Fannie Mae, 5.37%, 2013	1,111,080	1,182,454
Fannie Mae, 4.609%, 2014	1,467,009	1,586,669

5

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.62%, 2014 - 2015	$4,347,596	$4,759,971
Fannie Mae, 4.77%, 2014	1,772,548	1,934,130
Fannie Mae, 4.841%, 2014	4,019,226	4,373,072
Fannie Mae, 5.05%, 2014	1,212,450	1,335,191
Fannie Mae, 5.412%, 2014	2,535,463	2,789,373
Fannie Mae, 4.53%, 2015	1,185,498	1,293,052
Fannie Mae, 4.56%, 2015	22,975	24,982
Fannie Mae, 4.6%, 2015	1,897,623	2,073,445
Fannie Mae, 4.665%, 2015	1,199,802	1,310,968
Fannie Mae, 4.7%, 2015	28,696	31,472
Fannie Mae, 4.78%, 2015	2,611,195	2,872,323
Fannie Mae, 4.815%, 2015	1,860,909	2,047,645
Fannie Mae, 4.85%, 2015	1,444,747	1,588,849
Fannie Mae, 4.87%, 2015	1,216,755	1,338,877
Fannie Mae, 4.89%, 2015	378,302	418,265
Fannie Mae, 4.921%, 2015	4,699,209	5,184,015
Fannie Mae, 4.94%, 2015	2,616,000	2,800,276
Fannie Mae, 5%, 2016 - 2040	50,638,102	54,054,801
Fannie Mae, 5.09%, 2016	2,837,632	3,162,203
Fannie Mae, 5.395%, 2016	2,433,490	2,734,473
Fannie Mae, 5.424%, 2016	5,331,626	5,975,800
Fannie Mae, 5.5%, 2016 - 2039	88,987,389	95,944,965
Fannie Mae, 5.725%, 2016	2,172,182	2,400,859
Fannie Mae, 5.93%, 2016	1,281,319	1,449,060
Fannie Mae, 4.989%, 2017	4,538,730	4,985,936
Fannie Mae, 5.28%, 2017	2,696,440	3,027,098
Fannie Mae, 5.54%, 2017	1,498,019	1,689,555
Fannie Mae, 4.88%, 2020	824,215	913,018
Fannie Mae, 5.19%, 2020	2,873,887	3,166,529
Fannie Mae, 5.35%, 2023	2,042,700	2,257,004
Fannie Mae, 4.5%, 2025	4,336,444	4,601,326
Fannie Mae, 6%, 2029 - 2038	19,588,532	21,274,384
Fannie Mae, 6.5%, 2031 - 2033	746,606	836,247
Freddie Mac, 4.5%, 2015 - 2028	11,138,527	11,750,833
Freddie Mac, 5%, 2016 - 2040	44,473,867	47,317,838
Freddie Mac, 5.5%, 2017 - 2038	41,772,740	45,074,477
Freddie Mac, 4.251%, 2020	4,741,000	5,007,106
Freddie Mac, 4%, 2025	21,403,949	22,404,030
Freddie Mac, 6%, 2033 - 2038	15,352,091	16,767,888
Ginnie Mae, 4%, 2032	1,231,061	1,264,471
Ginnie Mae, 6%, 2034 - 2038	14,738,877	16,167,931
Ginnie Mae, 5.5%, 2038 - 2039	21,785,654	23,699,934
Ginnie Mae, 4.5%, 2039 - 2040	39,083,549	41,292,106

		$503,514,809

Municipals – 2.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$17,995,000	$21,215,745
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	7,970,000	8,982,429
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	15,335,000	18,952,373

		$49,150,547

Natural Gas - Pipeline – 1.9%
CenterPoint Energy, Inc., 7.875%, 2013	$11,585,000	$13,362,510
El Paso Pipeline Partners LP, 6.5%, 2020	2,700,000	2,857,032
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,966,083
Enterprise Products Partners LP, 6.3%, 2017	7,590,000	8,690,246

6

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Kinder Morgan Energy Partners LP, 6.75%, 2011	$110,000	$113,645
Kinder Morgan Energy Partners LP, 6%, 2017	7,542,000	8,429,641
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,256,652

		$45,675,809

Network & Telecom – 2.4%
CenturyLink, Inc., 7.6%, 2039	$7,550,000	$7,269,963
New Communications Holdings, Inc., 8.5%, 2020 (n)	3,655,000	3,901,713
Telecom Italia Capital, 7.175%, 2019	8,691,000	9,827,253
Telefonica Emisiones S.A.U., 2.582%, 2013	4,828,000	4,873,287
Telefonica Emisiones S.A.U., 5.134%, 2020	7,880,000	8,277,869
Telemar Norte Leste S.A., 9.5%, 2019 (n)	2,233,000	2,763,338
Verizon New York, Inc., 6.875%, 2012	14,320,000	15,488,397
Windstream Corp., 8.625%, 2016	6,080,000	6,338,400

		$58,740,220

Oil Services – 0.3%
Smith International, Inc., 9.75%, 2019	$5,750,000	$7,975,463

Other Banks & Diversified Financials – 2.6%
Banco Votorantim S.A., 7.375%, 2020 (n)	$7,092,000	$7,357,950
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,205,732
Capital One Financial Corp., 8.8%, 2019	4,260,000	5,422,626
Citigroup, Inc., 6.125%, 2018	11,130,000	11,907,453
Citigroup, Inc., 8.5%, 2019	8,594,000	10,443,575
Discover Bank, 7%, 2020	4,210,000	4,482,012
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	5,924,729
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	1,032,677
UBS AG, 4.875%, 2020	2,220,000	2,238,208
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	6,154,525
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,100,758

		$63,270,245

Pollution Control – 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,662,225

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,333,087

Real Estate – 2.2%
HRPT Properties Trust, REIT, 6.25%, 2016	$9,514,000	$9,926,518
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	3,073,652
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,350,633
Liberty Property LP, REIT, 5.5%, 2016	8,890,000	9,310,408
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,114,320
Simon Property Group, Inc., REIT, 10.35%, 2019	9,690,000	13,132,353
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	804,584
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	7,969,912

		$54,682,380

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,093,000	$7,462,389

Retailers – 0.4%
Wesfarmers Ltd., 6.998%, 2013 (n)	$9,110,000	$10,023,196

Specialty Stores – 0.7%
Advance Auto Parts, Inc., 5.75%, 2020	$9,047,000	$9,450,831
Best Buy Co., Inc., 6.75%, 2013	6,570,000	7,340,168

		$16,790,999

7

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Steel – 0.3%
CSN Resources S.A., 6.5%, 2020 (z)	$8,516,000	$8,601,160

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$5,191,000	$6,999,311

Telecommunications - Wireless – 0.5%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$7,264,000	$7,983,180
Crown Castle Towers LLC, 4.883%, 2020 (z)	3,480,000	3,503,560
Indosat Palapa Co. B.V., 7.375%, 2020 (z)	136,000	142,120

		$11,628,860

Tobacco – 1.6%
Altria Group, Inc., 9.7%, 2018	$5,200,000	$6,812,822
Altria Group, Inc., 9.25%, 2019	2,660,000	3,422,430
Altria Group, Inc., 9.95%, 2038	4,610,000	6,437,114
Lorillard Tobacco Co., 8.125%, 2019	6,250,000	7,103,113
Lorillard Tobacco Co., 6.875%, 2020	4,760,000	4,952,623
Reynolds American, Inc., 7.25%, 2012	125,000	135,137
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,082,300

		$39,945,539

Transportation - Services – 0.6%
Erac USA Finance Co., 5.25%, 2020 (n)	$8,800,000	$9,019,507
Erac USA Finance Co., 7%, 2037 (n)	5,370,000	5,942,512

		$14,962,019

U.S. Government Agencies and Equivalents – 7.5%
Bank of America Corp., FRN, 0.918%, 2012 (m)	$11,928,000	$12,037,105
Citigroup, Inc., FRN, 0.805%, 2012 (m)	30,444,000	30,677,719
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,255,744
General Electric Capital Corp., FRN, 0.368%, 2012 (m)	15,378,000	15,404,988
Goldman Sachs Group, Inc., FRN, 0.737%, 2012 (m)	5,866,000	5,896,010
JPMorgan Chase & Co., FRN, 0.787%, 2012 (m)	30,444,000	30,697,142
Morgan Stanley, FRN, 0.889%, 2012 (m)	31,178,000	31,454,642
PNC Funding Corp., FRN, 0.733%, 2012 (m)	15,003,000	15,083,086
Small Business Administration, 5.94%, 2016	444,640	478,745
Small Business Administration, 5.37%, 2016	491,383	524,571
Small Business Administration, 6.35%, 2021	23,156	25,236
Small Business Administration, 6.34%, 2021	34,765	37,917
Small Business Administration, 6.44%, 2021	33,810	36,967
Small Business Administration, 5.34%, 2021	185,889	199,766
Small Business Administration, 6.07%, 2022	138,427	153,806
Small Business Administration, 4.35%, 2023	1,043,092	1,106,208
Small Business Administration, 4.98%, 2023	1,604,546	1,709,748
Small Business Administration, 4.89%, 2023	1,438,136	1,555,523
Small Business Administration, 4.93%, 2024	1,820,622	1,953,856
Small Business Administration, 4.34%, 2024	1,750,182	1,851,147
Small Business Administration, 5.18%, 2024	1,640,114	1,766,367
Small Business Administration, 5.52%, 2024	2,139,436	2,315,228
Small Business Administration, 5.19%, 2024	2,167,953	2,346,214
Small Business Administration, 4.86%, 2024	1,447,249	1,554,537
Small Business Administration, 4.57%, 2025	2,302,555	2,457,018
Small Business Administration, 4.76%, 2025	7,237,153	7,776,189
Small Business Administration, 5.39%, 2025	752,265	821,998
Small Business Administration, 5.35%, 2026	4,417,299	4,836,085
Wells Fargo & Co., FRN, 0.757%, 2012 (m)	7,795,000	7,844,163

		$184,857,725

U.S. Treasury Obligations – 13.5%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$5,873,292

8

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,088,456
U.S. Treasury Bonds, 5.25%, 2029	6,210,000	7,487,900
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,894,512
U.S. Treasury Bonds, 5%, 2037	9,893,000	11,700,016
U.S. Treasury Bonds, 4.5%, 2039	20,754,700	22,609,651
U.S. Treasury Notes, 1.25%, 2010	5,957,000	5,977,480
U.S. Treasury Notes, 5.125%, 2011	67,754,000	70,712,953
U.S. Treasury Notes, 1.375%, 2012	90,555,700	91,857,438
U.S. Treasury Notes, 3.125%, 2013	56,625,000	60,602,000
U.S. Treasury Notes, 1.875%, 2014	542,000	557,244
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,466,394
U.S. Treasury Notes, 3.75%, 2018	18,921,000	20,604,666
U.S. Treasury Notes, TIPS, 2.361%, 2014	5,145,839	5,490,369
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,429,730	5,745,333
U.S. Treasury Notes, TIPS, 2%, 2016	9,618,525	10,399,280

		$331,066,984

Utilities - Electric Power – 1.7%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,575,075
Duke Energy Corp., 5.65%, 2013	7,610,000	8,452,252
EDP Finance B.V., 6%, 2018 (n)	6,760,000	6,797,599
Enel Finance International S.A., 6%, 2039 (n)	7,412,000	7,643,106
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,287,327
NiSource Finance Corp., 7.875%, 2010	6,503,000	6,617,628
NRG Energy, Inc., 7.375%, 2016	1,570,000	1,601,400
System Energy Resources, Inc., 5.129%, 2014 (z)	414,695	422,977
TECO Energy, Inc., 5.15%, 2020	3,960,000	4,226,769

		$40,624,133

Total Bonds		$2,407,510,408

Floating Rate Loans (g)(r) – 0.2%
Automotive – 0.2%
Ford Motor Co., Term Loan B, 3.35%, 2013	$4,438,379	$4,309,852

Money Market Funds (v) – 3.4%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	82,428,470	$82,428,470

Total Investments		$2,494,248,730

Other Assets, Less Liabilities – (1.8)%		(43,556,156)

Net Assets – 100.0%		$2,450,692,574

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $258,511,915, representing 10.55% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

9

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,242,037	$518,625
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	2,218,552	247,170
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,341	500,000
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019	1/15/10 - 3/04/10	7,617,760	7,759,388
Anthracite Ltd., CDO, FRN, 1.179%, 2037	2/24/10	1,865,602	1,875,900
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045	3/11/05 - 12/30/08	1,094,048	79,222
Bayview Commercial Asset Trust, FRN, 0.639%, 2035	6/09/05	782,754	551,262
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	2,068,013	1,279,685
Bayview Commercial Asset Trust, FRN, 2.258%, 2036	2/28/06	1,754,781	1,115,090
Bayview Commercial Asset Trust, FRN, 0.599%, 2036	2/23/06	611,353	464,674
Bayview Commercial Asset Trust, FRN, 2.416%, 2036	5/16/06	1,537,546	1,302,246
Bayview Commercial Asset Trust, FRN, 2.391%, 2036	9/11/06	4,552,171	2,615,618
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	2,224,660	1,415,901
Bayview Commercial Asset Trust, FRN, 2.466%, 2037	1/26/07 - 5/29/09	4,127,037	3,101,009
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.258%, 2013	3/29/06	1,315,163	668,875
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040	3/01/06	3,828,306	1,612,483
Bombardier, Inc., 7.75%, 2020	3/15/10	6,017,214	6,465,000
Brascan Real Estate, CDO, FRN, 2.121%, 2040	9/14/04	418,000	146,300
CSN Resources S.A., 6.5%, 2020	7/14/10	8,439,179	8,601,160
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 3/04/10	8,256,127	8,252,824
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	3,292,519	3,330,079
Commercial Mortgage Asset Trust, FRN, 0.848%, 2032	8/25/03	75,984	74,174
Cox Communications, Inc., 9.375%, 2019	1/07/10 - 1/15/10	13,016,919	13,748,006
Crest G-Star, 2001-1A, “A”, CDO, 1.008%, 2016	7/21/10	4,500,016	4,499,704
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,942,678	4,894,500
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10 - 3/04/10	5,880,757	6,245,707
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,932,925	2,067,072
Crest Ltd., “B”, CDO, FRN, 1.838%, 2035	1/12/10 - 3/01/10	5,299,290	5,611,760
Crown Castle Towers LLC, 4.883%, 2020	7/29/10	3,480,000	3,503,560
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,813,040	3,846,891
Falcon Franchise Loan LLC, FRN, 3.078%, 2021	1/18/02	14,299	13,967
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	650,805	535,363
Gramercy Real Estate Ltd., CDO, FRN, 0.818%, 2035	6/21/05 - 1/18/07	1,195,569	896,659
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	5,996,304	6,039,939
Indosat Palapa Co. B.V., 7.375%, 2020	7/22/10	135,290	142,120
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	4,723,963	4,722,560
Morgan Stanley Capital I, Inc., FRN, 1.218%, 2031	6/10/03	56,148	34,262
Myriad International Holdings B.V., 6.375%, 2017	7/22/10 - 7/30/10	7,233,370	7,368,203
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,930,575	5,041,107
Preferred Term Securities XIX Ltd., CDO, FRN, 0.887%, 2035	9/08/05 - 5/29/09	7,649,064	4,475,872
Prudential Securities Secured Financing Corp., FRN, 6.875%, 2013	12/06/04 - 5/29/09	1,981,702	2,030,924
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	6,382,026	6,435,072
Salomon Brothers Mortgage Securities, Inc., FRN, 6.747%, 2032	1/07/05	3,690,758	3,468,278
System Energy Resources, Inc., 5.129%, 2014	4/16/04	414,695	422,977
VEB Finance Ltd., 6.902%, 2020	7/14/10	7,255,218	7,502,207

Total Restricted Securities			$145,523,395
% of Net Assets			5.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

10

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$515,924,709	$—	$515,924,709
Non-U.S. Sovereign Debt	—	59,405,696	—	59,405,696
Municipal Bonds	—	49,150,547	—	49,150,547
Corporate Bonds	—	794,900,028	—	794,900,028
Residential Mortgage-Backed Securities	—	532,139,063	—	532,139,063
Commercial Mortgage-Backed Securities	—	136,713,386	—	136,713,386
Asset-Backed Securities (including CDOs)	—	103,052,920	—	103,052,920
Foreign Bonds	—	216,224,059	—	216,224,059
Floating Rate Loans	—	4,309,852	—	4,309,852
Mutual Funds	82,428,470	—	—	82,428,470

Total Investments	$82,428,470	$2,411,820,260	$—	$2,494,248,730

12

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,435,841,860

Gross unrealized appreciation	$120,869,102
Gross unrealized depreciation	(62,462,232)

Net unrealized appreciation (depreciation)	$58,406,870

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,816,274	488,111,497	(458,499,301)	82,428,470

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,674	$82,428,470

13

MFS® Research Bond Fund J

7/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 100.3%
Aerospace – 0.4%
Bombardier, Inc., 7.75%, 2020 (z)	$210,000	$226,275

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2019	$65,000	$69,225

Asset-Backed & Securitized – 14.4%
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019 (z)	$257,264	$186,002
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045 (d)(z)	138,945	9,031
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	3,837,520	187,271
Bayview Commercial Asset Trust, FRN, 2.258%, 2036 (i)(z)	2,499,750	142,986
Bayview Commercial Asset Trust, FRN, 2.416%, 2036 (i)(z)	1,927,554	123,363
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.258%, 2036 (i)(z)	1,711,569	87,290
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	64,196	63,289
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	300,324	294,825
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	134,623	129,911
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	78,177	79,859
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	336,667	336,033
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	124,190	119,778
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	730,500
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	218,884	175,107
CWCapital LLC, 5.223%, 2048	350,000	349,981
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	285,325	295,859
E*TRADE RV & Marine Trust, 3.62%, 2018	24,484	24,562
Falcon Franchise Loan LLC, FRN, 3.078%, 2023 (i)(z)	74,117	3,535
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	1,515,405	122,293
First Union National Bank Commercial Mortgage Trust, FRN, 0.884%, 2043 (i)(n)	4,480,203	13,487
First Union-Lehman Brothers Bank of America, FRN, 0.428%, 2035 (i)	1,718,087	31,883
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	587,000	588,110
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	145,000	146,014
HSBC Credit Card Master Note Trust, FRN, 0.891%, 2013	452,000	451,930
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	247,640	248,038
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.38%, 2042 (n)	540,000	210,723
KKR Financial CLO Ltd., “C”, FRN, 1.886%, 2021 (n)	787,476	570,920
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.346%, 2035 (i)	596,945	32,297
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	174,000	163,560
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	350,000	109,148
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	320,000	316,347
Morgan Stanley Capital I, Inc., FRN, 1.218%, 2031 (i)(z)	273,571	7,200
Nationslink Funding Corp., FRN, 1.189%, 2030 (i)	232,852	7,093
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	44,298	44,047
Preferred Term Securities XIX Ltd., CDO, FRN, 0.887%, 2035 (z)	1,361,827	789,860
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	186,477
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	845,000	307,043
Structured Asset Securities Corp., FRN, 0.569%, 2035	19,288	18,465
Swift Master Auto Receivables Trust, FRN, 0.991%, 2012	290,000	289,482
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	402,255	404,739

		$8,398,338

Broadcasting – 0.6%
CBS Corp., 5.75%, 2020	$70,000	$76,751
Inmarsat Finance PLC, 7.375%, 2017 (n)	235,000	240,875
News America, Inc., 8.5%, 2025	30,000	36,831

		$354,457

Brokerage & Asset Managers – 0.8%
INVESCO PLC, 5.625%, 2012	$179,000	$188,384

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PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
TD AMERITRADE Holding Corp., 5.6%, 2019	$233,000	$249,381

		$437,765

Cable TV – 2.6%
CSC Holdings LLC, 8.5%, 2014	$200,000	$216,000
DIRECTV Holdings LLC, 7.625%, 2016	376,000	417,360
DIRECTV Holdings LLC, 5.2%, 2020	220,000	233,542
Myriad International Holdings B.V., 6.375%, 2017 (z)	121,000	124,328
TCI Communications, Inc., 9.8%, 2012	181,000	202,750
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	309,823

		$1,503,803

Chemicals – 0.9%
Ashland, Inc., 9.125%, 2017	$240,000	$272,700
Dow Chemical Co., 8.55%, 2019	150,000	187,331
Dow Chemical Co., 9.4%, 2039	55,000	77,227

		$537,258

Computer Software – 0.1%
Oracle Corp., 5.375%, 2040 (n)	$59,000	$60,016

Consumer Products – 0.2%
Hasbro, Inc., 6.35%, 2040	$120,000	$124,077

Consumer Services – 0.9%
Western Union Co., 5.4%, 2011	$500,000	$525,265

Defense Electronics – 1.8%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$402,445
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	394,643
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	105,000	119,941
L-3 Communications Corp., 5.875%, 2015	133,000	135,660

		$1,052,689

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$205,822

Emerging Market Quasi-Sovereign – 1.1%
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$214,000	$269,908
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	161,000	162,288
VEB Finance Ltd., 6.902%, 2020 (z)	171,000	180,662

		$612,858

Energy - Independent – 1.1%
Apache Corp., 7.375%, 2047	$10,000	$12,932
Newfield Exploration Co., 6.625%, 2016	120,000	124,950
Newfield Exploration Co., 7.125%, 2018	80,000	83,800
Pioneer Natural Resources Co., 6.65%, 2017	205,000	213,792
Southwestern Energy Co., 7.5%, 2018	183,000	204,960

		$640,434

Energy - Integrated – 0.9%
Petro-Canada, 6.05%, 2018	$327,000	$375,969
Royal Dutch Shell PLC, 3.1%, 2015	130,000	134,749

		$510,718

Financial Institutions – 1.4%
CIT Group, Inc., 10.25%, 2017	$135,000	$139,725
General Electric Capital Corp., 5.5%, 2020	340,000	366,752
International Lease Finance Corp., 6.375%, 2013	221,000	214,370
International Lease Finance Corp., 5.875%, 2013	40,000	38,300

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PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
International Lease Finance Corp., 8.75%, 2017 (n)	$65,000	$66,300

		$825,447

Food & Beverages – 0.7%
Del Monte Corp., 7.5%, 2019	$20,000	$21,075
Miller Brewing Co., 5.5%, 2013 (n)	341,000	374,546

		$395,621

Gaming & Lodging – 0.7%
Wyndham Worldwide Corp., 6%, 2016	$410,000	$415,642

Insurance – 2.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$263,245
Lincoln National Corp., 7%, 2040	139,000	151,411
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	326,801
Metropolitan Life Global Funding, 5.125%, 2014 (n)	110,000	120,705
Prudential Financial, Inc., 5.375%, 2020	70,000	72,722
UnumProvident Corp., 6.85%, 2015 (n)	308,000	332,690

		$1,267,574

Insurance - Health – 0.5%
Humana, Inc., 7.2%, 2018	$270,000	$301,864

Insurance - Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014	$200,000	$211,750
PartnerRe Ltd., 5.5%, 2020	99,000	98,421
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	126,000	114,660

		$424,831

International Market Quasi-Sovereign – 1.0%
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	$160,000	$161,084
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	400,000	409,209

		$570,293

Local Authorities – 0.3%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$145,000	$174,226

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017 (n)	$150,000	$157,125

Major Banks – 6.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$84,000
Bank of America Corp., 5.65%, 2018	230,000	240,769
Bank of America Corp., 8% to 2018, FRN to 2049	136,000	136,866
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	200,000	189,000
Credit Suisse (USA), Inc., 6%, 2018	360,000	391,275
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	162,000	164,835
Goldman Sachs Group, Inc., 5.625%, 2017	205,000	211,437
Goldman Sachs Group, Inc., 7.5%, 2019	140,000	162,669
JPMorgan Chase & Co., 6%, 2017	250,000	280,978
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	294,123
Morgan Stanley, 6.625%, 2018	488,000	530,734
Morgan Stanley, 5.5%, 2020	110,000	110,681
PNC Funding Corp., 5.625%, 2017	290,000	311,737
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	250,260
Wachovia Corp., 6.605%, 2025	187,000	197,370
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	170,000	175,100

		$3,731,834

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PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.5% Hospira, Inc., 5.55%, 2012	$300,000	$318,937

Metals & Mining – 3.4%
ArcelorMittal, 9.85%, 2019	$121,000	$156,339
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	158,000	171,430
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	337,000	376,597
International Steel Group, Inc., 6.5%, 2014	497,000	548,042
Peabody Energy Corp., 5.875%, 2016	240,000	243,000
Southern Copper Corp., 6.75%, 2040	194,000	203,805
Teck Resources Ltd., 10.25%, 2016	55,000	66,550
Vale Overseas Ltd., 6.875%, 2039	200,000	220,479

		$1,986,242

Mortgage-Backed – 21.3%
Fannie Mae, 4.589%, 2014	$161,600	$174,826
Fannie Mae, 4.609%, 2014	247,515	267,705
Fannie Mae, 4.86%, 2014	171,527	188,246
Fannie Mae, 4.56%, 2015	220,406	239,661
Fannie Mae, 4.69%, 2015	123,932	135,447
Fannie Mae, 4.89%, 2015	119,964	132,203
Fannie Mae, 4.921%, 2015	423,841	467,567
Fannie Mae, 5.1%, 2015	100,000	109,308
Fannie Mae, 5.466%, 2015	297,527	332,532
Fannie Mae, 5%, 2016 - 2040	1,136,025	1,212,806
Fannie Mae, 5.157%, 2016	150,254	168,395
Fannie Mae, 5.5%, 2018 - 2038	1,838,409	1,984,378
Fannie Mae, 4.5%, 2025	104,114	110,473
Fannie Mae, 6%, 2029 - 2036	337,410	365,951
Fannie Mae, 6.5%, 2033	41,513	46,385
Freddie Mac, 5%, 2017 - 2040	1,295,025	1,375,226
Freddie Mac, 4.251%, 2020	160,000	168,981
Freddie Mac, 5.5%, 2022 - 2039	1,425,318	1,525,360
Freddie Mac, 4%, 2025	513,548	537,543
Freddie Mac, 4.5%, 2025 - 2028	234,955	248,634
Freddie Mac, 6%, 2034 - 2037	479,784	524,625
Ginnie Mae, 4%, 2032	36,786	37,785
Ginnie Mae, 6%, 2036 - 2038	382,241	419,347
Ginnie Mae, 5.5%, 2038	590,397	642,115
Ginnie Mae, 4.5%, 2039 - 2040	940,883	994,053

		$12,409,552

Municipals – 2.4%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$415,000	$467,717

Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	755,000	933,097

		$1,400,814

Natural Gas - Pipeline – 1.4%
El Paso Pipeline Partners LP, 6.5%, 2020	$100,000	$105,816
Enterprise Products Operating LP, 5.65%, 2013	181,000	197,481
Enterprise Products Partners LP, 6.3%, 2017	40,000	45,798
Spectra Energy Capital LLC, 8%, 2019	393,000	486,584

		$835,679

Network & Telecom – 0.9%
CenturyLink, Inc., 7.6%, 2039	$180,000	$173,324

New Communications Holdings, Inc., 8.5%, 2020 (n)	90,000	96,075

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PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/ Par	Value ($)
Bonds – continued
Network & Telecom – continued
Telemar Norte Leste S.A., 9.5%, 2019 (n)	$190,000	$235,125

		$504,524

Other Banks & Diversified Financials – 2.8%
Banco Votorantim S.A., 7.375%, 2020 (n)	$170,000	$176,375
Capital One Financial Corp., 6.15%, 2016	310,000	333,898
Citigroup, Inc., 6.125%, 2018	510,000	545,624
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	236,000	258,741
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	329,875

		$1,644,513

Pollution Control – 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$500,000	$551,875

Printing & Publishing – 0.3%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$151,014

Real Estate – 2.4%
HRPT Properties Trust, REIT, 6.25%, 2016	$216,000	$225,366
Kimco Realty Corp., REIT, 6%, 2012	150,000	161,999
Kimco Realty Corp., REIT, 5.783%, 2016	248,000	269,515
Liberty Property LP, REIT, 5.5%, 2016	230,000	240,877
Simon Property Group, Inc., REIT, 10.35%, 2019	150,000	203,287
WEA Finance LLC, REIT, 6.75%, 2019 (n)	260,000	298,241

		$1,399,285

Restaurants – 0.8%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$438,717

Retailers – 0.8%
Wesfarmers Ltd., 6.998%, 2013 (n)	$420,000	$462,101

Specialty Stores – 0.5%
Best Buy Co., Inc., 6.75%, 2013	$270,000	$301,651

Steel – 0.3%
CSN Resources S.A., 6.5%, 2020 (z)	$192,000	$193,920

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$134,000	$180,680

Telecommunications - Wireless – 0.6%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$278,000	$305,524
Crown Castle Towers LLC, 4.883%, 2020 (z)	70,000	70,474

		$375,998

Tobacco – 2.0%
Altria Group, Inc., 9.25%, 2019	$210,000	$270,192
Altria Group, Inc., 9.95%, 2038	125,000	174,542
Lorillard Tobacco Co., 8.125%, 2019	308,000	350,041
Reynolds American, Inc., 6.75%, 2017	350,000	386,643

		$1,181,418

Transportation - Services – 0.9%
Erac USA Finance Co., 5.25%, 2020 (n)	$220,000	$225,488
Erac USA Finance Co., 7%, 2037 (n)	260,000	287,719

		$513,207

U.S. Government Agencies and Equivalents – 4.4%
Bank of America Corp., FRN, 0.918%, 2012 (m)	$474,000	$478,336
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	81,000	78,351
Goldman Sachs Group, Inc., FRN, 0.737%, 2012 (m)	234,000	235,197

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MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
PNC Funding Corp., FRN, 0.733%, 2012 (m)	$597,000	$600,187
Small Business Administration, 6.35%, 2021	5,789	6,309
Small Business Administration, 6.34%, 2021	8,691	9,479
Small Business Administration, 6.44%, 2021	8,453	9,242
Small Business Administration, 5.34%, 2021	47,249	50,777
Small Business Administration, 6.07%, 2022	35,041	38,933
Small Business Administration, 4.35%, 2023	264,405	280,404
Small Business Administration, 4.76%, 2025	440,788	473,619
Wells Fargo & Co., FRN, 0.757%, 2012 (m)	280,000	281,766

		$2,542,600

U.S. Treasury Obligations – 11.4%
U.S. Treasury Bonds, 8.125%, 2019	$5,000	$7,164
U.S. Treasury Bonds, 5.375%, 2031	29,000	35,634
U.S. Treasury Bonds, 4.5%, 2036	74,000	81,134
U.S. Treasury Bonds, 5%, 2037	100,000	118,266
U.S. Treasury Bonds, 4.5%, 2039	1,059,800	1,154,520
U.S. Treasury Notes, 1.25%, 2010	1,678,000	1,683,769
U.S. Treasury Notes, 1.375%, 2012	1,431,500	1,452,078
U.S. Treasury Notes, 3.125%, 2013	909,000	972,843
U.S. Treasury Notes, 4.75%, 2014	74,000	84,059
U.S. Treasury Notes, 3.75%, 2018	419,000	456,284
U.S. Treasury Notes, TIPS, 2%, 2014	266,856	284,723
U.S. Treasury Notes, TIPS, 1.625%, 2015	265,088	280,496

		$6,610,970

Utilities - Electric Power – 1.4%
CenterPoint Energy, Inc., 5.95%, 2017	$250,000	$270,839
Enel Finance International S.A., 6%, 2039 (n)	150,000	154,677
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	163,366
NRG Energy, Inc., 7.375%, 2016	70,000	71,400
TECO Energy, Inc., 5.15%, 2020	140,000	149,431

		$809,713

Total Bonds		$58,336,867

Floating Rate Loans (g)(r) – 0.3%
Automotive – 0.3%
Ford Motor Co., Term Loan B, 3.35%, 2013	$167,134	$162,294

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	826,830	$826,830

Total Investments		$59,325,991

Other Assets, Less Liabilities – (2.0)%		(1,188,710)

Net Assets – 100.0%		$58,137,281

(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,106,630, representing 13.9% of net assets.

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PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019	1/15/10	$181,231	$186,002
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045	3/11/05 -3/28/05	126,435	9,031
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	302,636	187,271
Bayview Commercial Asset Trust, FRN, 2.258%, 2036	2/28/06	225,012	142,986
Bayview Commercial Asset Trust, FRN, 2.416%, 2036	5/16/05	145,444	123,363
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.258%, 2036	3/29/06	171,632	87,290
Bombardier, Inc., 7.75%, 2020	3/15/10	210,610	226,275
CSN Resources S.A., 6.5%, 2020	7/14/10	190,268	193,920
Capital Trust Realty Ltd., CDO, 5.16%, 2035	3/04/10	129,946	129,911
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	78,958	79,859
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,036,189	730,500
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10	163,640	175,107
Crown Castle Towers LLC, 4.883%, 2020	7/29/10	70,000	70,474
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	159,667	161,084
Falcon Franchise Loan LLC, FRN, 3.078%, 2023	12/19/03	4,511	3,535
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	12/19/03	172,766	122,293
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	144,959	146,014
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	163,609	163,560
Morgan Stanley Capital I, Inc., FRN, 1.218%, 2031	12/19/03	10,076	7,200
Myriad International Holdings B.V., 6.375%, 2017	7/22/10	121,000	124,328
Preferred Term Securities XIX Ltd., CDO, FRN, 0.887%, 2035	9/08/05	1,361,827	789,860
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	160,950	162,288
VEB Finance Ltd., 6.902%, 2020	7/14/10	174,714	180,662

Total Restricted Securities			$4,202,813
% of Net Assets			7.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Research Bond Fund J

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,153,570	$—	$9,153,570
Non-U.S. Sovereign Debt	—	1,183,151	—	1,183,151
Municipal Bonds	—	1,400,814	—	1,400,814
Corporate Bonds	—	20,175,676	—	20,175,676
Residential Mortgage-Backed Securities	—	13,443,475	—	13,443,475
Commercial Mortgage-Backed Securities	—	3,109,425	—	3,109,425
Asset-Backed Securities (including CDOs)	—	4,254,990	—	4,254,990
Foreign Bonds	—	5,615,766	—	5,615,766
Floating Rate Loans	—	162,294	—	162,294
Mutual Funds	826,830	—	—	826,830

Total Investments	$826,830	$58,499,161	$—	$59,325,991

For further information regarding security characteristics, see the Portfolio of Investments.

8

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Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$59,493,714

Gross unrealized appreciation	$2,956,460
Gross unrealized depreciation	(3,124,183)

Net unrealized appreciation (depreciation)	$(167,723)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,422,611	11,456,768	(12,052,549)	826,830

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$950	$826,830

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.